UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07807

Fidelity Revere Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2012

Item 1. Reports to Stockholders

Fidelity® Securities Lending
Cash Central Fund

Annual Report

May 31, 2012

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CCC-ANN-0712
1.734009.113

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Actual	.0007%	$ 1,000.00	$ 1,000.70	$ .00**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.00	$ .00**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** Amount represents less than $.01.

Annual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 5/31/12	% of fund's investments 11/30/11	% of fund's investments 5/31/11
1 - 7	62.1	63.7	74.1
8 - 30	7.4	7.5	6.8
31 - 60	3.9	5.8	1.1
61 - 90	6.6	6.1	5.2
91 - 180	15.3	10.4	10.6
> 180	4.7	6.5	2.2
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	5/31/12	11/30/11	5/31/11
Fidelity Securities Lending Cash Central Fund	42 Days	38 Days	26 Days
All Taxable Money Market Funds Average*	46 Days	43 Days	45 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	5/31/12	11/30/11	5/31/11
Fidelity Securities Lending Cash Central Fund	47 Days	50 Days	49 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of May 31, 2012	As of November 30, 2011
Certificates of Deposit 4.8%	Certificates of Deposit 1.5%
Commercial Paper 0.0%	Commercial Paper 1.3%
Treasury Debt 17.9%	Treasury Debt 7.6%
Government Agency Debt 21.3%	Government Agency Debt 29.5%
Other Instruments 15.5%	Other Instruments 41.4%
Repurchase Agreements 41.1%	Repurchase Agreements 22.1%
Net Other Assets (Liabilities)** (0.6)%	Net Other Assets (Liabilities)** (3.4)%

Current and Historical Seven-Day Yields

	5/31/12	2/29/12	11/29/11	8/30/11	5/31/11
Fidelity Securities Lending Cash Central Fund	0.17%	0.12%	0.12%	0.12%	0.14%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money by investing in the fund.

* Source: iMoneyNet, Inc.

** Net Other Assets (Liabilities) are not included in the pie chart.

Annual Report

Investments May 31, 2012

Showing Percentage of Net Assets

Certificate of Deposit - 4.8%
	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 4.8%
Bank of Tokyo-Mitsubishi UFJ Ltd.
6/1/12	0.20%	$ 727,000,000	$ 727,000,000
Treasury Debt - 17.9%

U.S. Treasury Obligations - 17.9%
U.S. Treasury Bills
6/14/12 to 3/7/13	0.07 to 0.17 (b)	1,914,210,000	1,913,372,193
U.S. Treasury Notes
6/15/12 to 2/28/13	0.08 to 0.20	806,160,000	808,709,922
TOTAL TREASURY DEBT			2,722,082,115
Government Agency Debt - 21.3%

Federal Agencies - 21.3%
Fannie Mae
7/26/12 to 10/30/12	0.08 to 0.23 (c)	577,000,000	577,190,626
Federal Farm Credit Bank
11/29/12	0.19 (c)	70,000,000	69,991,247
Federal Home Loan Bank
2/4/13 to 2/27/13	0.21 to 0.22	31,900,000	31,890,060
6/19/12 to 2/25/13	0.10 to 0.22 (c)	1,494,000,000	1,493,934,661
Freddie Mac
7/12/12 to 11/2/12	0.07 to 0.20 (c)	1,078,100,000	1,077,980,546
TOTAL GOVERNMENT AGENCY DEBT			3,250,987,140
Other Instrument - 15.5%
	Yield (a)	Principal Amount	Value
Time Deposits - 15.5%
Citibank NA
6/1/12	0.16%	$ 300,000,000	$ 300,000,000
Dnb Bank ASA (TD)
6/1/12	0.18	300,000,000	300,000,000
Lloyds TSB Bank PLC
6/7/12	0.20	670,000,000	670,000,000
Royal Bank of Scotland NV (TD)
6/1/12	0.18	600,000,000	600,000,000
Svenska Handelsbanken AB
6/1/12	0.17	500,000,000	500,000,000
TOTAL OTHER INSTRUMENT			2,370,000,000
Government Agency Repurchase Agreement - 31.8%
	Maturity Amount
In a joint trading account at:
0.18% dated 5/31/12 due 6/1/12 (Collateralized by U.S. Government Obligations) #	2,295,979,617	2,295,968,000
0.21% dated 5/31/12 due 6/1/12 (Collateralized by U.S. Government Obligations) #	32,518,185	32,518,000
With:
Citibank NA at 0.19%, dated 5/29/12 due 6/5/12 (Collateralized by U.S. Government Obligations valued at $431,466,832, 1.63% - 5.61%, 9/1/24 - 3/20/42)	423,015,628	423,000,000
Credit Suisse Securities (USA) LLC at:
0.16%, dated 5/30/12 due 6/6/12 (Collateralized by U.S. Government Obligations valued at $137,701,915, 3% - 6%, 4/1/27 - 5/1/40)	135,004,200	135,000,000
0.17%, dated 5/29/12 due 6/5/12 (Collateralized by U.S. Government Obligations valued at $287,646,132, 3% - 5.5%, 8/1/24 - 2/1/38)	282,009,322	282,000,000
Goldman Sachs & Co. at:
0.18%, dated 5/30/12 due 6/4/12 (Collateralized by U.S. Government Obligations valued at $185,641,856, 3% - 5.5%, 4/1/36 - 10/1/41)	182,004,550	182,000,000
Government Agency Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
Goldman Sachs & Co. at: - continued
0.19%, dated:
5/25/12 due 6/1/12 (Collateralized by U.S. Government Obligations valued at $296,830,966, 3% - 5%, 6/1/26 - 4/1/42)	$ 291,010,751	$ 291,000,000
5/29/12 due 6/4/12 (Collateralized by U.S. Government Obligations valued at $287,644,555, 2.79% - 6.5%, 1/1/26 - 2/1/42)	282,008,930	282,000,000
RBC Capital Markets Corp. at 0.18%, dated 5/9/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $171,901,331, 2.5% - 5.5%, 10/1/16 - 5/1/42)	168,024,360	168,000,000
UBS Securities LLC at 0.18%, dated:
5/16/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $485,558,842, 2.5% - 4.5%, 5/1/27 - 4/1/42)	476,071,400	476,000,000
5/29/12 due 6/5/12 (Collateralized by U.S. Government Obligations valued at $287,644,315, 3% - 4%, 2/1/26 - 5/1/42)	282,009,870	282,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		4,849,486,000
Treasury Repurchase Agreement - 4.3%

With:
BMO Capital Markets Corp. at 0.19%, dated 5/31/12 due 6/1/12 (Collateralized by U.S. Treasury Obligations valued at $328,423,498, 0.25% - 7.63%, 1/31/13 - 2/15/26)	320,001,689	320,000,000
BNP Paribas Securities Corp. at 0.17%, dated 5/31/12 due 6/7/12 (Collateralized by U.S. Treasury Obligations valued at $341,200,021, 4.38% - 6.25%, 5/15/30 - 11/15/39)	333,011,008	333,000,000
TOTAL TREASURY REPURCHASE AGREEMENT		653,000,000
Other Repurchase Agreement - 5.0%
	Maturity Amount	Value
Other Repurchase Agreement - 5.0%
With J.P. Morgan Securities, Inc. at 0.27%, dated 5/31/12 due 6/1/12 (Collateralized by U.S. Government Obligations valued at $783,362,933, 2.5% - 7%, 2/1/18 - 6/1/42)	$ 768,005,760	$ 768,000,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $15,340,555,255)		15,340,555,255
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(95,880,125)
NET ASSETS - 100%		$ 15,244,675,130
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security or a portion of the security was pledged to cover open reverse repurchase agreements. At the period end, the value of securities pledged amounted to $64,999,805. The principal amount of the outstanding reverse repurchase agreement is $64,998,000.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,295,968,000 due 6/01/12 at 0.18%
Barclays Capital, Inc.	$ 1,143,558,583
Credit Suisse Securities (USA) LLC	658,519,667
Mizuho Securities USA, Inc.	493,889,750
$ 2,295,968,000
$32,518,000 due 6/01/12 at 0.21%
Barclays Capital, Inc.	$ 11,613,571
Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,419,667
UBS Securities LLC	15,484,762
$ 32,518,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2012

Assets
Investment in securities, at value (including repurchase agreements of $6,270,486,000) - See accompanying schedule: Unaffiliated issuers (cost $15,340,555,255)		$ 15,340,555,255
Cash		270
Interest receivable		3,683,109
Other receivables		72,139
Total assets		15,344,310,773

Liabilities
Payable for investments purchased	$ 31,897,789
Distributions payable	2,638,626
Payable for reverse repurchase agreement	64,998,054
Other payables and accrued expenses	101,174
Total liabilities		99,635,643

Net Assets		$ 15,244,675,130
Net Assets consist of:
Paid in capital		$ 15,245,831,570
Accumulated undistributed net realized gain (loss) on investments		(1,156,440)
Net Assets, for 15,242,327,726 shares outstanding		$ 15,244,675,130
Net Asset Value, offering price and redemption price per share ($15,244,675,130 ÷ 15,242,327,726 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended May 31, 2012

Investment Income
Interest		$ 20,726,432

Expenses
Custodian fees and expenses	$ 99,765
Independent trustees' compensation	56,822
Interest	972
Total expenses before reductions	157,559
Expense reductions	(77,202)	80,357
Net investment income (loss)		20,646,075
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		11,933
Net increase in net assets resulting from operations		$ 20,658,008

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended May 31, 2012	Year ended May 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,646,075	$ 34,245,963
Net realized gain (loss)	11,933	7,135
Net increase in net assets resulting from operations	20,658,008	34,253,098
Distributions to shareholders from net investment income	(20,646,055)	(34,245,978)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	95,649,466,456	78,998,349,887
Cost of shares redeemed	(98,373,870,147)	(81,565,727,991)
Net increase (decrease) in net assets and shares resulting from share transactions	(2,724,403,691)	(2,567,378,104)
Total increase (decrease) in net assets	(2,724,391,738)	(2,567,370,984)

Net Assets
Beginning of period	17,969,066,868	20,536,437,852
End of period	$ 15,244,675,130	$ 17,969,066,868

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.002	.002	.014	.043
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.001	.002	.002	.014	.043
Distributions from net investment income	(.001)	(.002)	(.002)	(.014)	(.043)
Distributions from net realized gain	-	-	- D	-	-
Total distributions	(.001)	(.002)	(.002)	(.014)	(.043)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.13%	.22%	.21%	1.43%	4.37%
Ratios to Average Net Assets C
Expenses before reductions B	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any B	-%	-%	-%	-%	-%
Expenses net of all reductions B	-%	-%	-%	-%	-%
Net investment income (loss)	.13%	.22%	.21%	1.61%	4.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,244,675	$ 17,969,067	$ 20,536,438	$ 13,922,358	$ 23,217,668

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Amount represents less than .01%.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2012

1. Organization.

Fidelity® Securities Lending Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of May 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax Cost	$ 15,340,555,255

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 72,139
Capital loss carryforward	$ (1,152,572)
Net unrealized appreciation (depreciation)	$ -

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2018	$ (1,152,556)
Total with expiration	$ (1,152,556)
No expiration
Short-term	$ (16)
Total no expiration	$ (16)
Total capital loss carryforward	$ (1,152,572)

The tax character of distributions paid was as follows:

	May 31, 2012	May 31, 2011
Ordinary Income	$ 20,646,055	$ 34,245,978

Annual Report

Notes to Financial Statements - continued

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $114,901,000. The weighted average interest rate was .01% on such amounts. Information regarding reverse repurchase agreements open at period end is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Annual Report

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $56,822.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $20,380.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Securities Lending Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Securities Lending Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Securities Lending Cash Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 10, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Robert P. Brown (48)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds and Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present). Mr. Brown also serves as President, Money Market Group of FMR (2010-present), Managing Director of Research, Director of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (39)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Elizabeth Paige Baumann (43)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 29.63% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $9,872,258 of distributions paid during the period January 1, 2012 to May 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of Fidelity Securities Lending Cash Central Fund's shareholders was held on April 18, 2012. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To modify the fund's fundamental concentration policy.
	# of Votes	% of Votes
Affirmative	16,712,472,536.65	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	16,712,472,536.65	100.000

Annual Report

Fidelity® Municipal
Cash Central Fund

Annual Report

May 31, 2012

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

MCC-ANN-0712
1.743117.112

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Actual	.0014%	$ 1,000.00	$ 1,000.80	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.99	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 5/31/12	% of fund's investments 11/30/11	% of fund's investments 5/31/11
1 - 7	100.0	99.8	100.0
8 - 30	0.0	0.2	0.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	5/31/12	11/30/11	5/31/11
Fidelity® Municipal Cash Central Fund	3 Days	3 Days	3 Days
All Tax-Free Money Market Funds Average*	24 Days	33 Days	24 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	5/31/12	11/30/11	5/31/11
Fidelity Municipal Cash Central Fund	3 Days	3 Days	3 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of May 31, 2012	As of November 30, 2011
Variable Rate Demand Notes (VRDNs) 99.3%	Variable Rate Demand Notes (VRDNs) 99.0%
Other Municipal Debt 0.6%	Other Municipal Debt 0.5%
Net Other Assets (Liabilities) 0.1%	Net Other Assets (Liabilities) 0.5%

Annual Report

Investment Changes/Performance (Unaudited) - continued

Current and Historical Seven-Day Yields
	5/31/12	2/29/12	11/28/11	8/29/11	5/30/11
Fidelity Municipal Cash Central Fund	0.22%	0.15%	0.14%	0.19%	0.16%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

* Source: iMoneyNet, Inc.

Annual Report

Investments May 31, 2012

Showing Percentage of Net Assets

Variable Rate Demand Note - 99.3%
	Principal Amount	Value
Alabama - 4.0%
Auburn Univ. Gen. Fee Rev. Participating VRDN Series WF 11 53 C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	$ 7,020,000	$ 7,020,000
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Hosp. Proj.) 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (b)	9,700,000	9,700,000
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.19% 6/7/12 (Kimberly-Clark Corp. Guaranteed), VRDN (b)	3,000,000	3,000,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 0.24% 6/1/12, VRDN (b)(c)	10,000,000	10,000,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.24% 6/1/12, VRDN (b)(c)	13,000,000	13,000,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.24% 6/1/12, VRDN (b)(c)	87,255,000	87,255,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 0.24% 6/1/12, VRDN (b)(c)	25,790,000	25,790,000
		155,765,000
Alaska - 1.0%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.22% 6/7/12 (ConocoPhillips Guaranteed), VRDN (b)	33,795,000	33,795,000
Series 1994 C, 0.24% 6/7/12 (ConocoPhillips Guaranteed), VRDN (b)	5,000,000	5,000,000
		38,795,000
Arizona - 0.5%
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.24% 6/1/12, LOC JPMorgan Chase Bank, VRDN (b)(c)	8,110,000	8,110,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.22% 6/7/12, LOC Fannie Mae, VRDN (b)(c)	3,100,325	3,100,325
(San Martin Apts. Proj.) Series A1, 0.19% 6/7/12, LOC Fannie Mae, VRDN (b)(c)	1,300,000	1,300,000
(San Miguel Apts. Proj.) Series 2003, 0.19% 6/7/12, LOC Fannie Mae, VRDN (b)(c)	1,300,000	1,300,000
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.19% 6/7/12 (Liquidity Facility Citibank NA) (b)(d)	2,750,000	2,750,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series ROC II R 12311, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (b)(d)	$ 1,900,000	$ 1,900,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.25% 6/7/12, LOC Bank of America NA, VRDN (b)	1,000,000	1,000,000
		19,460,325
Arkansas - 0.0%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.23% 6/7/12, LOC Fannie Mae, VRDN (b)	980,000	980,000
California - 8.7%
Affordable Hsg. Agcy. Multi-family Hsg. Rev. (Westridge at Hilltop Apts.) Series 2003 A, 0.16% 6/7/12, LOC Fannie Mae, VRDN (b)	4,280,000	4,280,000
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series II R 11901, 0.19% 6/7/12 (Liquidity Facility Citibank NA) (b)(d)	2,035,000	2,035,000
California Edl. Facilities Auth. Rev. Participating VRDN Series BBT 2014, 0.16% 6/7/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(d)	1,940,000	1,940,000
California Gen. Oblig. Series 2005 B1, 0.19% 6/7/12, LOC Bank of America NA, VRDN (b)	16,600,000	16,600,000
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 2003 F, 0.16% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	14,180,000	14,180,000
Series 2003 H, 0.16% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	9,075,000	9,075,000
Series 2003 M, 0.16% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	4,030,000	4,030,000
Series 2006 F1, 0.16% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	1,135,000	1,135,000
Series 2007 H, 0.16% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	3,600,000	3,600,000
Series 2007 K, 0.16% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	9,100,000	9,100,000
Series 2008 D, 0.16% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	3,300,000	3,300,000
Series 2008 F, 0.16% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	14,260,000	14,260,000
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.17% 6/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (b)	7,100,000	7,100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
California - continued
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.31% 6/7/12, LOC Fannie Mae, VRDN (b)(c)	$ 5,165,000	$ 5,165,000
(Irvine Apt. Cmntys. LP Proj.):
Series 2001 W1, 0.2% 6/1/12, LOC Wells Fargo Bank NA, VRDN (b)(c)	18,300,000	18,300,000
Series 2001 W2, 0.2% 6/1/12, LOC Wells Fargo Bank NA, VRDN (b)(c)	31,538,000	31,538,000
Series 2001 W3, 0.2% 6/1/12, LOC Wells Fargo Bank NA, VRDN (b)(c)	18,000,000	18,000,000
(Northwest Gateway Apts. Proj.) Series 2004 C, 0.16% 6/7/12, LOC Fannie Mae, VRDN (b)(c)	7,045,000	7,045,000
(The Crossings at Elk Grove Apts.) Series H, 0.19% 6/7/12, LOC Citibank NA, VRDN (b)(c)	7,650,000	7,650,000
California Statewide Cmntys. Dev. Auth. Rev.:
(North Peninsula Jewish Campus Proj.) 0.26% 6/1/12, LOC Bank of America NA, VRDN (b)	4,500,000	4,500,000
(The Archer School for Girls, Inc. Proj.) Series 2005, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (b)	10,350,000	10,350,000
Irvine Reassessment District 85-7A Ltd. Oblig. Series 2005 21A, 0.18% 6/1/12, LOC California Teachers Retirement Sys., LOC U.S. Bank NA, Cincinnati, VRDN (b)	8,300,000	8,300,000
Irvine Unified School District Cmnty. Facilities District Series 2012 B, 0.23% 6/1/12, LOC Bank of America NA, VRDN (b)	14,160,000	14,160,000
Los Angeles Cmnty. College District Participating VRDN Series Floaters 56 C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(d)	4,800,000	4,800,000
Los Angeles Gen. Oblig. Participating VRDN Series Putters 3930, 0.2% 6/1/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	41,995,000	41,995,000
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series 2004 D, 0.17% 6/7/12, LOC Citibank NA, VRDN (b)(c)	2,600,000	2,600,000
Milpitas Multi-Family Rev. (Crossing at Montague Proj.) Series A, 0.19% 6/7/12, LOC Fannie Mae, VRDN (b)(c)	16,000,000	16,000,000
Sacramento Hsg. Auth. Multi-family (Phoenix Park II Apts. Proj.) 0.2% 6/7/12, LOC Citibank NA, VRDN (b)(c)	8,243,000	8,243,000
San Diego Cmnty. College District Participating VRDN Series WF11 87C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	10,000,000	10,000,000
San Francisco City & County Multi-family (8th & Howard Family Apts. Proj.) Series 2000 B, 0.22% 6/7/12, LOC Citibank NA, VRDN (b)(c)	4,105,000	4,105,000
Variable Rate Demand Note - continued
	Principal Amount	Value
California - continued
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.:
(Antonia Manor Apts. Proj.) Series 2000 E, 0.2% 6/7/12, LOC Citibank NA, VRDN (b)(c)	$ 2,050,000	$ 2,050,000
(Mission Creek Cmnty. Proj.) Series B, 0.22% 6/7/12, LOC Citibank NA, VRDN (b)(c)	6,710,000	6,710,000
San Jose Multi-family Hsg. Rev. (Siena at Renaissance Square Proj.) Series 1996 A, 0.16% 6/7/12, LOC Key Bank NA, VRDN (b)(c)	6,000,000	6,000,000
Santa Cruz Redev. Agcy. Multi-family Rev. (Shaffer Road Apts. Proj.) Series A, 0.16% 6/7/12, LOC Fannie Mae, VRDN (b)(c)	4,925,000	4,925,000
Univ. of California Revs. Participating VRDN Series MS 3066, 0.25% 6/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	11,040,000	11,040,000
		334,111,000
Colorado - 0.4%
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (b)(d)	12,500,000	12,500,000
Series ROC II R 11918, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (b)(d)	3,335,000	3,335,000
		15,835,000
Connecticut - 0.5%
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series BBT 08 32, 0.16% 6/7/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(d)	9,500,000	9,500,000
Series Putters 2862, 0.2% 6/1/12 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,735,000	7,735,000
		17,235,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.41% 6/7/12, VRDN (b)	6,300,000	6,300,000
Series 1999 B, 0.53% 6/7/12, VRDN (b)(c)	1,100,000	1,100,000
		7,400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
District Of Columbia - 0.9%
District of Columbia Rev.:
(American Univ. Proj.) Series 2008, 0.22% 6/1/12, LOC Bank of America NA, VRDN (b)	$ 7,750,000	$ 7,750,000
(Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.2% 6/1/12, LOC Wells Fargo Bank NA, VRDN (b)	25,500,000	25,500,000
		33,250,000
Florida - 8.5%
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.16% 6/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	27,565,000	27,565,000
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) Series 2002, 0.49% 6/7/12, LOC Bank of America NA, VRDN (b)(c)	2,150,000	2,150,000
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 0.19% 6/1/12, VRDN (b)	8,000,000	8,000,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 0.21% 6/1/12, VRDN (b)	2,050,000	2,050,000
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series Putters 4094, 0.25% 6/1/12 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,465,000	7,465,000
Series WF11 60 C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	7,555,000	7,555,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Clascona Groves Apts. Proj.) Series A, 0.24% 6/7/12, LOC Citibank NA, VRDN (b)(c)	3,080,000	3,080,000
(Heather Glenn Apts. Proj.) Series 2003 H, 0.19% 6/7/12, LOC Fannie Mae, VRDN (b)(c)	6,560,000	6,560,000
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 0.24% 6/7/12, LOC Citibank NA, VRDN (b)(c)	13,460,000	13,460,000
Florida Hsg. Fin. Corp. Rev. (Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.2% 6/7/12, LOC Fannie Mae, VRDN (b)(c)	6,500,000	6,500,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2001, 0.21% 6/1/12, LOC Wells Fargo Bank NA, VRDN (b)	1,300,000	1,300,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 0.19% 6/1/12, VRDN (b)	37,500,000	37,500,000
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 4095, 0.25% 6/1/12 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	11,595,000	11,595,000
Manatee County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.21% 6/1/12, VRDN (b)	16,160,000	16,160,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Florida - continued
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.21% 6/1/12, VRDN (b)	$ 73,600,000	$ 73,600,000
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.26% 6/7/12, LOC Bank of America NA, VRDN (b)(c)	4,100,000	4,100,000
Ocean Hwy. & Port Auth. Rev. Series 1990, 0.24% 6/7/12, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,400,000	1,400,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Regal Pointe Apts. Proj.) Series 1997 A, 0.19% 6/7/12, LOC Freddie Mac, VRDN (b)(c)	755,000	755,000
(Wtr. View Club Proj.) Series 1997 D, 0.2% 6/7/12, LOC Fannie Mae, VRDN (b)(c)	1,945,000	1,945,000
Palm Beach County Rev. (Norton Gallery and School of Art, Inc. Proj.) Series 1995, 0.25% 6/7/12, LOC Northern Trust Co., VRDN (b)	3,250,000	3,250,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A1, 0.18% 6/1/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	30,000,000	30,000,000
Polk County School Board Ctfs. of Prtn. (Master Lease Prog.):
Series 2009 A, 0.23% 6/1/12, LOC Wells Fargo Bank NA, VRDN (b)	9,100,000	9,100,000
Series 2009 B, 0.23% 6/1/12, LOC Wells Fargo Bank NA, VRDN (b)	3,800,000	3,800,000
Putnam County Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.21% 6/1/12, VRDN (b)	4,480,000	4,480,000
Saint Johns County Hsg. Fin. Auth. Multifamily Hsg. Rev. (Ponce Hbr. Apts. Proj.) Series 2001 A, 0.21% 6/7/12, LOC Fannie Mae, VRDN (b)(c)	5,685,000	5,685,000
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.) Series 2005 A2, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (b)	15,000,000	15,000,000
Tallahassee Energy Sys. Rev. Participating VRDN:
Series MS 3273 X, 0.25% 6/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	6,500,000	6,500,000
Series Putters 4114, 0.25% 6/1/12 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,340,000	5,340,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) Series 2003, 0.21% 6/7/12, LOC Fannie Mae, VRDN (b)(c)	8,900,000	8,900,000
Winter Haven Util. Sys. Impt. & Rfdg. Rev. Participating VRDN Series Solar 06 54, 0.17% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(d)	5,200,000	5,200,000
		329,995,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Georgia - 1.9%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2003, 0.23% 6/1/12, LOC Bank of America NA, VRDN (b)	$ 5,485,000	$ 5,485,000
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Carver Redev. Phase III Proj.) Series 2001, 0.24% 6/7/12, LOC Fannie Mae, VRDN (b)(c)	3,805,000	3,805,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 0.22% 6/1/12, VRDN (b)(c)	3,500,000	3,500,000
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.33% 6/7/12, LOC Wells Fargo Bank NA, VRDN (b)(c)	2,700,000	2,700,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Eighth Series 1994, 0.26% 6/1/12, VRDN (b)	18,890,000	18,890,000
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.28% 6/1/12, VRDN (b)	23,200,000	23,200,000
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.18% 6/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (b)	8,190,000	8,190,000
Private Colleges & Univs. Auth. Rev. Participating VRDN Series WF 11 95C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	4,790,000	4,790,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.18% 6/7/12, LOC Fannie Mae, VRDN (b)	2,000,000	2,000,000
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.63% 6/7/12, VRDN (b)(c)	1,100,000	1,100,000
		73,660,000
Hawaii - 0.5%
Hawaii Gen. Oblig. Participating VRDN Series ROC II R 11910, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (b)(d)	2,635,000	2,635,000
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 12325, 0.2% 6/1/12 (Liquidity Facility Citibank NA) (b)(d)	16,515,000	16,515,000
		19,150,000
Idaho - 1.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
Series 2001 A, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	2,500,000	2,500,000
Series 2002 A, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	7,400,000	7,400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Idaho - continued
Idaho Hsg. & Fin. Assoc. Single Family Mtg.: - continued
Series 2002 B1, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	$ 6,160,000	$ 6,160,000
Series 2002 E, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	7,480,000	7,480,000
Series 2003 C, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	6,010,000	6,010,000
Series C Class 1, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	8,655,000	8,655,000
Series C, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	1,085,000	1,085,000
		39,290,000
Illinois - 8.0%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.2% 6/7/12, LOC Fannie Mae, VRDN (b)(c)	1,315,000	1,315,000
Chicago Board of Ed.:
Series 2010 A, 0.2% 6/1/12, LOC JPMorgan Chase Bank, VRDN (b)	2,725,000	2,725,000
Series 2010 B, 0.2% 6/1/12, LOC JPMorgan Chase Bank, VRDN (b)	1,810,000	1,810,000
Chicago Gen. Oblig. (Neighborhoods Alive 21 Prog.) Series 2002 B5, 0.18% 6/1/12, LOC Northern Trust Co., VRDN (b)	4,100,000	4,100,000
Chicago Midway Arpt. Rev.:
Series 1998 A, 0.24% 6/1/12, LOC JPMorgan Chase Bank, VRDN (b)(c)	62,125,000	62,125,000
Series 1998 B, 0.24% 6/1/12, LOC JPMorgan Chase Bank, VRDN (b)(c)	53,000,000	53,000,000
Chicago Wtr. Rev. Series 2004 A2, 0.19% 6/7/12, LOC California Pub. Employees Retirement Sys., VRDN (b)	2,550,000	2,550,000
Illinois Fin. Auth. Rev.:
(Chicago Symphony Orchestra Proj.) Series 2008, 0.16% 6/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	4,000,000	4,000,000
(Illinois College Proj.) 0.19% 6/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	7,085,000	7,085,000
(Provena Health Proj.):
Series 2010 C, 0.2% 6/1/12, LOC JPMorgan Chase Bank, VRDN (b)	5,000,000	5,000,000
Series 2010 D, 0.19% 6/7/12, LOC Union Bank of California, VRDN (b)	11,165,000	11,165,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.16% 6/7/12, LOC Northern Trust Co., VRDN (b)	2,500,000	2,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(The Univ. of Chicago Med. Ctr. Proj.):
Series 2009 D2, 0.24% 6/1/12, LOC Bank of America NA, VRDN (b)	$ 10,000,000	$ 10,000,000
Series 2010 A, 0.19% 6/1/12, LOC Bank of America NA, VRDN (b)	39,750,000	39,750,000
Series 2010 B, 0.2% 6/1/12, LOC Wells Fargo Bank NA, VRDN (b)	9,400,000	9,400,000
Participating VRDN:
Series Putters 4067, 0.2% 6/7/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	9,935,000	9,935,000
Series WF 12 2C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	8,375,000	8,375,000
Series 2011 A, 0.19% 6/1/12, LOC Bank of America NA, VRDN (b)	17,050,000	17,050,000
Illinois Fin. Auth. Solid Waste Rev. (Air Products & Chemicals, Inc. Proj.) Series 2005, 0.18% 6/1/12, VRDN (b)(c)	8,900,000	8,900,000
Illinois Health Facilities Auth. Rev. (Memorial Health Sys. Proj.) Series 2003, 0.24% 6/1/12, LOC JPMorgan Chase Bank, VRDN (b)	13,500,000	13,500,000
Metropolitan Pier & Exposition Participating VRDN Series MS 3215, 0.25% 6/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	8,300,000	8,300,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.23% 6/1/12, LOC Wells Fargo Bank NA, VRDN (b)	26,000,000	26,000,000
		308,585,000
Indiana - 1.1%
Indiana Fin. Auth. Hosp. Rev.:
(Floyd Memorial Hosp. and Health Svcs. Proj.) Series 2008, 0.23% 6/1/12, LOC Branch Banking & Trust Co., VRDN (b)	680,000	680,000
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 D, 0.15% 6/7/12, LOC Wells Fargo Bank NA, VRDN (b)	16,550,000	16,550,000
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series A, 0.24% 6/1/12, LOC Comerica Bank, VRDN (b)	24,650,000	24,650,000
		41,880,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Iowa - 0.6%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.25% 6/7/12, VRDN (b)(c)	$ 12,000,000	$ 12,000,000
Iowa Higher Ed. Ln. Auth. Rev. (Saint Ambrose Univ. Proj.) 0.22% 6/1/12, LOC Northern Trust Co., VRDN (b)	10,490,000	10,490,000
		22,490,000
Kansas - 0.6%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2002, 0.26% 6/7/12, LOC Bank of America NA, VRDN (b)(c)	6,900,000	6,900,000
Lenexa Multi-family Hsg. Rev. (Heather Glen Apts. Proj.) Series 2007, 0.2% 6/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)(c)	9,430,000	9,430,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.22% 6/1/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	6,500,000	6,500,000
		22,830,000
Kentucky - 1.9%
Boyle County Hosp. Rev. (Ephraim McDowell Health Proj.) Series 2006, 0.18% 6/7/12, LOC Branch Banking & Trust Co., VRDN (b)	2,500,000	2,500,000
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 0.19% 6/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(c)	10,000,000	10,000,000
Series 2006 B, 0.21% 6/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(c)	3,000,000	3,000,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.21% 6/7/12 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	3,000,000	3,000,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.21% 6/7/12 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	2,750,000	2,750,000
Series 1993 B, 0.21% 6/7/12 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	2,300,000	2,300,000
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.26% 6/7/12, LOC Wells Fargo Bank NA, VRDN (b)(c)	3,000,000	3,000,000
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.2% 6/7/12, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (b)(c)	1,300,000	1,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Kentucky - continued
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.):
Series 1999 A, 0.19% 6/1/12 (United Parcel Svc. of America Guaranteed), VRDN (b)(c)	$ 20,000,000	$ 20,000,000
Series 1999 B, 0.24% 6/1/12 (United Parcel Svc. of America Guaranteed), VRDN (b)(c)	26,700,000	26,700,000
		74,550,000
Louisiana - 2.8%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series ROC II R 11888X, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (b)(d)	5,975,000	5,975,000
Series Solar 06 150, 0.17% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(d)	20,430,000	20,430,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.19% 6/7/12, VRDN (b)(c)	3,000,000	3,000,000
Series 2007 A, 0.18% 6/1/12, VRDN (b)	16,000,000	16,000,000
Series 2007, 0.2% 6/1/12, VRDN (b)	5,950,000	5,950,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.) Series 1992 A, 0.21% 6/1/12, VRDN (b)(c)	28,000,000	28,000,000
(Shell Oil Co.-Norco Proj.):
Series 1991, 0.2% 6/1/12, VRDN (b)(c)	5,800,000	5,800,000
Series 1993, 0.21% 6/1/12, VRDN (b)(c)	22,000,000	22,000,000
		107,155,000
Maine - 0.1%
Old Town ME Solid Waste Disp. (Georgia-Pacific Corp. Proj.) 0.19% 6/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	5,000,000	5,000,000
Maryland - 0.5%
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series RBC O 29, 0.18% 6/7/12 (Liquidity Facility Royal Bank of Canada) (b)(d)	4,505,000	4,505,000
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.19% 6/7/12 (Liquidity Facility Citibank NA) (b)(d)	3,000,000	3,000,000
Montgomery County Hsg. Opportunities Commission Multifamily Hsg. Rev. Series 2004 D, 0.16% 6/7/12, LOC TD Banknorth, NA, VRDN (b)(c)	12,550,000	12,550,000
		20,055,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - 0.2%
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.21% 6/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	$ 2,000,000	$ 2,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series MS 30911, 0.25% 6/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	6,665,000	6,665,000
		8,665,000
Michigan - 1.9%
Eastern Michigan Univ. Revs.:
Series 2009 A, 0.24% 6/1/12, LOC JPMorgan Chase Bank, VRDN (b)	5,600,000	5,600,000
Series 2009 B, 0.24% 6/1/12, LOC JPMorgan Chase Bank, VRDN (b)	2,500,000	2,500,000
Michigan Fin. Auth. Rev. Series 2011 L, 0.2% 6/7/12, LOC Citibank NA, VRDN (b)	19,200,000	19,200,000
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series MS 3244, 0.25% 6/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	12,455,000	12,455,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2007 B, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	10,300,000	10,300,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.18% 6/1/12, VRDN (b)	9,420,000	9,420,000
(Majestic Ind., Inc. Proj.) 0.28% 6/7/12, LOC Comerica Bank, VRDN (b)(c)	1,200,000	1,200,000
Wayne County Arpt. Auth. Rev. 0.18% 6/7/12, LOC PNC Bank NA, VRDN (b)(c)	12,000,000	12,000,000
		72,675,000
Minnesota - 0.4%
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 0.21% 6/7/12, LOC Fannie Mae, VRDN (b)(c)	4,425,000	4,425,000
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.23% 6/7/12, LOC Fannie Mae, VRDN (b)(c)	1,400,000	1,400,000
Minnesota Gen. Oblig. Participating VRDN Series WF 11 110C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	9,415,000	9,415,000
Plymouth Multifamily Hsg. Rev. (Hbr. Lane Apts. Proj.) Series 2003, 0.23% 6/7/12, LOC Fannie Mae, VRDN (b)(c)	1,850,000	1,850,000
		17,090,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Mississippi - 0.5%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A, Inc. Proj.) Series 1994, 0.22% 6/1/12, VRDN (b)(c)	$ 18,100,000	$ 18,100,000
Missouri - 1.9%
Kansas City Indl. Dev. Auth. (Ewing Marion Kauffman Foundation Prog.) 0.22% 6/1/12, VRDN (b)	5,860,000	5,860,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Saint Louis Univ. Proj.) Series 2008 A1, 0.19% 6/1/12, LOC Wells Fargo Bank NA, VRDN (b)	6,200,000	6,200,000
Series 2011 B, 0.26% 6/1/12, LOC Bank of America NA, VRDN (b)	4,685,000	4,685,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Bethesda Health Group, Inc. Proj.) Series 2009, 0.22% 6/1/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	58,235,000	58,235,000
		74,980,000
Montana - 0.2%
Helena Higher Ed. Rev. (Carroll College Campus Hsg. Proj.) 0.22% 6/1/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	2,770,000	2,770,000
Montana Board Invt. Resource Recovery Rev. (Colstrip Proj.) Series 1989, 0.18% 6/7/12, LOC Union Bank of California, VRDN (b)(c)	5,100,000	5,100,000
		7,870,000
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.18% 6/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (b)	7,200,000	7,200,000
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.22% 6/7/12, VRDN (b)(c)	2,200,000	2,200,000
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.18% 6/7/12 (Cargill, Inc. Guaranteed) (Dow Chemical Co. Guaranteed), LOC Wells Fargo Bank NA, VRDN (b)(c)	4,600,000	4,600,000
		14,000,000
Nevada - 2.6%
Clark County Arpt. Rev.:
Series 2008 C1, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (b)(c)	21,150,000	21,150,000
Series 2008 D1, 0.19% 6/7/12, LOC Citibank NA, VRDN (b)	10,020,000	10,020,000
Series 2011 B1, 0.22% 6/7/12, LOC Citibank NA, VRDN (b)(c)	11,300,000	11,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Nevada - continued
Clark County Arpt. Rev.: - continued
Series 2011 B2, 0.19% 6/7/12, LOC Royal Bank of Canada, VRDN (b)(c)	$ 7,200,000	$ 7,200,000
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2003 A, 0.33% 6/7/12, LOC Bank of America NA, VRDN (b)(c)	4,900,000	4,900,000
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.18% 6/7/12, LOC Union Bank of California, VRDN (b)	11,500,000	11,500,000
Las Vegas Gen. Oblig. Series 2006 C, 0.2% 6/1/12, LOC Lloyds TSB Bank PLC, VRDN (b)	17,430,000	17,430,000
Nevada Dept. of Bus. & Industry (LVE Energy Partners LLC Proj.) 0.19% 6/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(c)	16,095,000	16,095,000
		99,595,000
New Hampshire - 0.4%
Manchester Arpt. Rev. Series 2008, 0.22% 6/7/12, LOC RBS Citizens NA, VRDN (b)(c)	7,000,000	7,000,000
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 B, 0.39% 6/7/12, LOC Wells Fargo Bank NA, VRDN (b)(c)	4,925,000	4,925,000
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2011 B, 0.19% 6/7/12, LOC Royal Bank of Canada, VRDN (b)(c)	3,742,000	3,742,000
		15,667,000
New Mexico - 0.8%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.18% 6/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (b)	24,380,000	24,380,000
New Mexico Severance Tax Rev. Participating VRDN Series Putters 4051, 0.2% 6/1/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	7,000,000	7,000,000
		31,380,000
New York - 8.1%
New York City Gen. Oblig.:
Series 2006 E2, 0.2% 6/1/12, LOC Bank of America NA, VRDN (b)	16,345,000	16,345,000
Series 2006 I3, 0.21% 6/1/12, LOC Bank of America NA, VRDN (b)	3,350,000	3,350,000
Series 2006 I6, 0.2% 6/1/12, LOC California Teachers Retirement Sys., VRDN (b)	4,450,000	4,450,000
Series 2008 J4, 0.2% 6/1/12 (Liquidity Facility Bank of America NA), VRDN (b)	13,800,000	13,800,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Granite Terrace Apts.) Series A, 0.23% 6/7/12, LOC Citibank NA, VRDN (b)(c)	$ 4,060,000	$ 4,060,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Brookhaven Apts. Proj.) Series A, 0.2% 6/7/12, LOC Citibank NA, VRDN (b)(c)	3,300,000	3,300,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.18% 6/7/12, LOC Freddie Mac, VRDN (b)(c)	3,000,000	3,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Brittany Dev. Proj.) Series A, 0.18% 6/7/12, LOC Fannie Mae, VRDN (b)(c)	8,000,000	8,000,000
(Rivereast Apts. Proj.) Series A, 0.18% 6/7/12, LOC Freddie Mac, VRDN (b)(c)	25,850,000	25,850,000
(West 43rd Street Proj.) Series 1999 A, 0.18% 6/7/12, LOC Fannie Mae, VRDN (b)(c)	5,000,000	5,000,000
Series 2009 A, 0.15% 6/7/12, LOC Freddie Mac, VRDN (b)	8,322,000	8,322,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 3231Z, 0.2% 6/1/12 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,175,000	7,175,000
Series 2006 AA1, 0.19% 6/1/12 (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	4,675,000	4,675,000
Series 2008 B3, 0.2% 6/1/12 (Liquidity Facility Bank of America NA), VRDN (b)	12,600,000	12,600,000
Series 2011 DD-3B, 0.17% 6/1/12 (Liquidity Facility California Teachers Retirement Sys.), VRDN (b)	6,300,000	6,300,000
Series 2012 B2, 0.17% 6/1/12 (Liquidity Facility California Pub. Employees Retirement Sys.), VRDN (b)	3,100,000	3,100,000
Series FF, 0.2% 6/1/12 (Liquidity Facility Bank of America NA), VRDN (b)	45,250,000	45,250,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series Putters 4084Z, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,850,000	3,850,000
Series ROC II R 11902, 0.2% 6/7/12 (Liquidity Facility Citibank NA) (b)(d)	3,800,000	3,800,000
Series ROC II R 11903, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (b)(d)	3,200,000	3,200,000
Series 2003 1D, 0.22% 6/1/12 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	6,540,000	6,540,000
Series 2003 A4, 0.17% 6/1/12 (Liquidity Facility TD Banknorth, NA), VRDN (b)	51,660,000	51,660,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.:
(Pratt Institute Proj.) Series 2009 A, 0.16% 6/7/12, LOC TD Banknorth, NA, VRDN (b)	$ 9,300,000	$ 9,300,000
Participating VRDN:
Series EGL 07 0002, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (b)(d)	12,000,000	12,000,000
Series EGL 07 0066, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (b)(d)	15,000,000	15,000,000
Series ROC II R 11535, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (b)(d)	1,140,000	1,140,000
New York Hsg. Fin. Agcy. Rev.:
(150 East 44th Street Hsg. Proj.) Series 2000 A, 0.18% 6/7/12, LOC Fannie Mae, VRDN (b)(c)	3,000,000	3,000,000
(Parkledge Apts. Hsg. Proj.) Series A, 0.24% 6/7/12, LOC Freddie Mac, VRDN (b)(c)	8,700,000	8,700,000
(West 33rd Street Hsg. Proj.) Series 2003 A, 0.18% 6/7/12, LOC Fannie Mae, VRDN (b)(c)	8,700,000	8,700,000
Triborough Bridge & Tunnel Auth. Revs. Series 2005 B 2A, 0.19% 6/1/12, LOC California Pub. Employees Retirement Sys., VRDN (b)	13,000,000	13,000,000
		314,467,000
North Carolina - 1.1%
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 0.27% 6/1/12, VRDN (b)(c)	4,000,000	4,000,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 7050060, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (b)(d)	23,150,000	23,150,000
Series Putters 3248, 0.2% 6/1/12 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,405,000	4,405,000
North Carolina Med. Care Commission Health Care Facilities Rev. (WakeMed Proj.) Series 2009 B, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (b)	7,000,000	7,000,000
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Pine Brick Co., Inc. Proj.) Series 2000, 0.26% 6/7/12, LOC Branch Banking & Trust Co., VRDN (b)(c)	2,450,000	2,450,000
		41,005,000
Ohio - 0.9%
Cleveland-Cuyahoga County Port Auth. Edl. Facility Rev. (Laurel School Proj.) Series 2008, 0.24% 6/1/12, LOC JPMorgan Chase Bank, VRDN (b)	10,550,000	10,550,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.38% 6/7/12, VRDN (b)	$ 5,000,000	$ 5,000,000
Series B, 0.31% 6/7/12, VRDN (b)	2,000,000	2,000,000
(Dayton Pwr. & Lt. Co. Proj.) Series 2008 A, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (b)(c)	1,700,000	1,700,000
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.23% 6/1/12, LOC Wells Fargo Bank NA, VRDN (b)	4,100,000	4,100,000
Ohio Higher Edl. Facility Commission Rev. Series 2008 B1, 0.19% 6/1/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	9,500,000	9,500,000
		32,850,000
Oklahoma - 0.3%
Oklahoma Dev. Fin. Auth. (Duncan Reg'l. Hosp. Proj.) Series 2008, 0.26% 6/1/12, LOC Bank of America NA, VRDN (b)	3,000,000	3,000,000
Oklahoma St Tpk. Auth. Tpk. Rev. Participating VRDN Series ROC II R 11985 1 0.19% 6/7/12 (Liquidity Facility Citibank NA) (b)(d)	8,000,000	8,000,000
		11,000,000
Oregon - 3.7%
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.24% 6/1/12, LOC Bank of Scotland PLC, VRDN (b)	125,485,000	125,485,000
Oregon Econ. Dev. Rev. (Cascade Steel Co. Proj.) Series 176, 0.24% 6/7/12, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,400,000	1,400,000
Oregon Gen. Oblig. Participating VRDN Series WF11 57 C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	5,905,000	5,905,000
Oregon Health and Science Univ. Spl. Rev. Series 2012 B3, 0.17% 6/7/12, LOC Union Bank of California, VRDN (b)	9,505,000	9,505,000
		142,295,000
Pennsylvania - 1.1%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.18% 6/7/12, LOC PNC Bank NA, VRDN (b)	8,545,000	8,545,000
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 0.25% 6/7/12, LOC PNC Bank NA, VRDN (b)(c)	1,000,000	1,000,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC Proj. at West Chester Univ.) Series 2003, 0.16% 6/7/12, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)	11,700,000	11,700,000
Chester County Intermediate Unit Rev. Series 2003, 0.19% 6/7/12, LOC PNC Bank NA, VRDN (b)	1,500,000	1,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2008, 0.23% 6/1/12, LOC Citizens Bank of Pennsylvania, VRDN (b)	$ 4,890,000	$ 4,890,000
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.18% 6/7/12, LOC PNC Bank NA, VRDN (b)	8,595,000	8,595,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Brookside Manor Apts. Proj.) Series 2001 A, 0.18% 6/7/12, LOC Fannie Mae, VRDN (b)	4,930,000	4,930,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 1997 B2, 0.37% 6/7/12, LOC PNC Bank NA, VRDN (b)(c)	300,000	300,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Holy Family Univ. Proj.) Series 2008, 0.19% 6/7/12, LOC TD Banknorth, NA, VRDN (b)	2,055,000	2,055,000
		43,515,000
Rhode Island - 0.8%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Roger Williams Univ. Proj.) Series 2008 B, 0.22% 6/7/12, LOC Bank of America NA, VRDN (b)	2,600,000	2,600,000
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2008 B1, 0.18% 6/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (b)(c)	10,000,000	10,000,000
Series 2008 B3, 0.18% 6/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (b)(c)	7,000,000	7,000,000
Series 2008 B4, 0.18% 6/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (b)(c)	13,000,000	13,000,000
		32,600,000
South Carolina - 1.5%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 B2, 0.23% 6/1/12, LOC Wells Fargo Bank NA, VRDN (b)	14,500,000	14,500,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 0.27% 6/7/12, VRDN (b)(c)	4,000,000	4,000,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 B, 0.27% 6/1/12, VRDN (b)(c)	7,000,000	7,000,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev.:
(South Carolina Elec. & Gas Co. Proj.) Series 2008, 0.23% 6/7/12, LOC Branch Banking & Trust Co., VRDN (b)(c)	6,855,000	6,855,000
Variable Rate Demand Note - continued
	Principal Amount	Value
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev.: - continued
(South Carolina Generating Co., Inc. Proj.) Series 2008, 0.23% 6/7/12, LOC Branch Banking & Trust Co., VRDN (b)(c)	$ 5,465,000	$ 5,465,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Solar 07 70, 0.17% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(d)	20,375,000	20,375,000
		58,195,000
Tennessee - 4.4%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2009 E8A, 0.19% 6/7/12, LOC Branch Banking & Trust Co., VRDN (b)	1,445,000	1,445,000
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.29% 6/1/12, LOC Bank of America NA, VRDN (b)	11,025,000	11,025,000
Series 2003, 0.29% 6/1/12, LOC Bank of America NA, VRDN (b)	16,665,000	16,665,000
Series 2004, 0.29% 6/1/12, LOC Bank of America NA, VRDN (b)	17,680,000	17,680,000
Series 2005, 0.29% 6/1/12, LOC Bank of America NA, VRDN (b)	2,400,000	2,400,000
Series 2008, 0.29% 6/1/12, LOC Bank of America NA, VRDN (b)	20,040,000	20,040,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.25% 6/7/12, LOC Bank of America NA, VRDN (b)	1,200,000	1,200,000
Series 2002, 0.29% 6/1/12, LOC Bank of America NA, VRDN (b)	34,180,000	34,180,000
Series 2004, 0.29% 6/1/12, LOC Bank of America NA, VRDN (b)	28,500,000	28,500,000
Series 2006, 0.29% 6/1/12, LOC Bank of America NA, VRDN (b)	38,150,000	38,150,000
		171,285,000
Texas - 13.7%
Austin Arpt. Sys. Rev.:
Series 2005 1, 0.21% 6/7/12, LOC JPMorgan Chase Bank, VRDN (b)(c)	4,700,000	4,700,000
Series 2005 4, 0.19% 6/7/12, LOC Royal Bank of Canada New York Branch, VRDN (b)(c)	6,800,000	6,800,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - continued
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series WF 10 53C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	$ 5,555,000	$ 5,555,000
Brazos River Auth. Poll. Cont. Rev.:
(Texas Utils. Elec. Co. Proj.) Series 2001 D2, 0.24% 6/1/12, LOC Citibank NA, VRDN (b)(c)	22,000,000	22,000,000
(Texas Utils. Energy Co. Proj.) Series 2002 A, 0.24% 6/1/12, LOC Citibank NA, VRDN (b)(c)	44,630,000	44,630,000
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 0.23% 6/1/12, LOC JPMorgan Chase Bank, VRDN (b)(c)	12,300,000	12,300,000
Series 2002 A, 0.23% 6/1/12, LOC JPMorgan Chase Bank, VRDN (b)(c)	12,500,000	12,500,000
Brownsville Util. Sys. Rev. Participating VRDN Series Solar 06 68, 0.16% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(d)	6,350,000	6,350,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.) Series 2007 A, 0.2% 6/7/12, LOC PNC Bank NA, VRDN (b)(c)	2,700,000	2,700,000
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 0.21% 6/7/12, LOC Citibank NA, VRDN (b)(c)	13,765,000	13,765,000
Cypress-Fairbanks Independent School District Participating VRDN Series 86TP, 0.18% 6/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(d)	6,620,000	6,620,000
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (b)(d)	6,400,000	6,400,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1993 B, 0.19% 6/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (b)(c)	18,000,000	18,000,000
Series 1995 B, 0.19% 6/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (b)(c)	8,000,000	8,000,000
Greater Texas Student Ln. Corp. Student Ln. Rev. Series 1998 A, 0.19% 6/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)(c)	10,250,000	10,250,000
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Lafayette Village Apts. Proj.) Series 2006, 0.2% 6/7/12, LOC Fannie Mae, VRDN (b)(c)	6,900,000	6,900,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2002, 0.24% 6/1/12, VRDN (b)(c)	124,700,000	124,700,000
Harris County Tex Metropolitan Tran Auth. Participating VRDN Series RBC O 5, 0.18% 6/7/12 (Liquidity Facility Royal Bank of Canada) (b)(d)	4,000,000	4,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - continued
Houston Util. Sys. Rev. Participating VRDN Series ROC II R 11885X, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (b)(d)	$ 3,400,000	$ 3,400,000
Irving Independent School District Participating VRDN Series PT 3954, 0.17% 6/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(d)	8,900,000	8,900,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.26% 6/7/12, LOC Bank of America NA, VRDN (b)(c)	8,610,000	8,610,000
North East Texas Independent School District Participating VRDN Series Solar 07 101, 0.16% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(d)	8,370,000	8,370,000
Port Arthur Navigation District Envir. Facilities Rev.:
(Motiva Enterprises LLC Proj.):
Series 2004, 0.22% 6/7/12, VRDN (b)(c)	13,840,000	13,840,000
Series 2010 B, 0.19% 6/1/12, VRDN (b)	19,720,000	19,720,000
Series 2010 D, 0.19% 6/1/12, VRDN (b)	17,800,000	17,800,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2002, 0.19% 6/7/12, VRDN (b)(c)	8,000,000	8,000,000
Series 2005, 0.18% 6/1/12 (Air Products & Chemicals, Inc. Guaranteed), VRDN (b)	8,300,000	8,300,000
Series 2012, 0.33% 6/7/12 (Total SA Guaranteed), VRDN (b)	5,000,000	5,000,000
0.18% 6/1/12, VRDN (b)	14,585,000	14,585,000
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (Tindall Corp. Proj.) Series 2008 A, 0.23% 6/7/12, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,600,000	1,600,000
Texas A&M Univ. Rev. Participating VRDN Series ROC II R 11920, 0.19% 6/7/12 (Liquidity Facility Citibank NA) (b)(d)	2,890,000	2,890,000
Texas Gen. Oblig. Participating VRDN:
Series Putters 3944, 0.2% 6/1/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	20,170,000	20,170,000
Series Putters 3946, 0.2% 6/1/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	33,860,000	33,860,000
Series Putters 3953, 0.2% 6/1/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	15,800,000	15,800,000
Serues Putters 3945, 0.2% 6/1/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	20,900,000	20,900,000
		527,915,000
Utah - 2.9%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (b)	7,300,000	7,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Utah - continued
Utah Hsg. Corp. Single Family Mtg. Rev.:
Series 2002 C2, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	$ 6,515,000	$ 6,515,000
Series 2002 E, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	4,910,000	4,910,000
Series 2004 C, 0.21% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	4,975,000	4,975,000
Series 2004 D, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	8,610,000	8,610,000
Series 2004 F, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	2,200,000	2,200,000
Series 2005 A, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	5,890,000	5,890,000
Series 2005 F, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	7,040,000	7,040,000
Series 2005 H, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	4,640,000	4,640,000
Series 2006 F, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	8,130,000	8,130,000
Utah Hsg. Fin. Agcy. Series 2000 C, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	4,635,000	4,635,000
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.17% 6/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(d)	7,630,000	7,630,000
Utah Transit Auth. Sales Tax Rev. Series 2011 B, 0.2% 6/1/12, LOC Bank of America NA, VRDN (b)	37,950,000	37,950,000
		110,425,000
Virginia - 2.4%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 D, 0.2% 6/1/12, LOC Wells Fargo Bank NA, VRDN (b)	14,165,000	14,165,000
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.22% 6/1/12, LOC Bank of America NA, VRDN (b)	19,800,000	19,800,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1994 A, 0.28% 6/1/12, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	8,645,000	8,645,000
Series 1994 B, 0.28% 6/1/12, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	9,000,000	9,000,000
Series 1995, 0.18% 6/1/12, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	7,500,000	7,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Virginia - continued
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.): - continued
Series 1996 A, 0.18% 6/1/12, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	$ 9,200,000	$ 9,200,000
Series 1997, 0.18% 6/1/12, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	9,300,000	9,300,000
Petersburg Indl. Dev. Auth. Rev. (Rebar Hldgs. LLC Proj.) 0.38% 6/7/12, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,900,000	1,900,000
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 10410, 0.2% 6/7/12 (Liquidity Facility Citibank NA) (b)(d)	2,125,000	2,125,000
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series Putters 4053, 0.2% 6/1/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	7,000,000	7,000,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1047, 0.31% 6/7/12 (Liquidity Facility Bank of America NA) (b)(c)(d)	5,600,000	5,600,000
		94,235,000
Washington - 1.4%
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (b)(d)	2,200,000	2,200,000
Port of Seattle Rev. Participating VRDN Series O 16, 0.21% 6/7/12 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	5,285,000	5,285,000
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Mount Ainstar Resort Proj.) Series 2003 C, 0.27% 6/1/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)(c)	17,895,000	17,895,000
Washington Health Care Facilities Auth. Rev. (Southwest Washington Med. Ctr.) Series 2008 A, 0.19% 6/7/12, LOC Union Bank of California, VRDN (b)	6,600,000	6,600,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Merrill Gardens at Tacoma Proj.) Series 2006 A, 0.19% 6/7/12, LOC Fannie Mae, VRDN (b)(c)	17,640,000	17,640,000
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (b)	4,785,000	4,785,000
		54,405,000
West Virginia - 0.5%
West Virginia Econ. Dev. Auth. Energy (Morgantown Energy Associates Proj.) Series 2011, 0.19% 6/7/12, LOC Union Bank of California, VRDN (b)(c)	3,615,000	3,615,000
Variable Rate Demand Note - continued
	Principal Amount	Value
West Virginia - continued
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(Cabell Huntington Hosp. Proj.) Series 2008 B, 0.19% 6/7/12, LOC Branch Banking & Trust Co., VRDN (b)	$ 12,700,000	$ 12,700,000
(West Virginia United Health Sys. Proj.) Series 2009 B, 0.19% 6/7/12, LOC Branch Banking & Trust Co., VRDN (b)	4,700,000	4,700,000
		21,015,000
Wisconsin - 3.4%
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.19% 6/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	10,100,000	10,100,000
Wisconsin Gen. Oblig. Participating VRDN Series WF 11-14C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	4,000,000	4,000,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Froedtert & Cmnty. Health, Inc. Proj.) Series 2009 B, 0.18% 6/1/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	72,725,000	72,725,000
(Nat'l. Regency of New Berlin, Inc. Proj.) 0.24% 6/1/12, LOC JPMorgan Chase Bank, VRDN (b)	11,880,000	11,880,000
(ProHealth Care, Inc. Proj.) Series 2008 B, 0.24% 6/1/12, LOC JPMorgan Chase Bank, VRDN (b)	22,380,000	22,380,000
Wisconsin Hsg. and Econ. Dev. Auth. Home Ownership Rev. Series 2002 I, 0.2% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	3,900,000	3,900,000
Wisconsin Hsg. and Econ. Dev. Auth. Multifamily Hsg. Rev. Series 2007 C, 0.2% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	6,190,000	6,190,000
		131,175,000
Wyoming - 0.1%
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 B, 0.23% 6/7/12, LOC Wells Fargo Bank NA, VRDN (b)(c)	3,500,000	3,500,000
TOTAL VARIABLE RATE DEMAND NOTE		3,837,375,325
Other Municipal Debt - 0.6%

Massachusetts - 0.2%
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. (Massachusetts Elec. Co. Proj.) Series 2004, 0.9% tender 6/5/12, CP mode	5,800,000	5,800,000
Other Municipal Debt - continued
	Principal Amount	Value
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (New England Pwr. Co. Proj.) Series 1990 A, 0.4% tender 6/5/12, CP mode (c)	$ 10,700,000	$ 10,700,000
Texas - 0.1%
Houston Gen. Oblig. Series A, 0.27% 6/5/12, LOC Union Bank of California, CP	4,400,000	4,400,000
TOTAL OTHER MUNICIPAL DEBT		20,900,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $3,858,275,325)		3,858,275,325
NET OTHER ASSETS (LIABILITIES) - 0.1%		5,352,684
NET ASSETS - 100%		$ 3,863,628,009
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,250,000 or 0.3% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,858,275,325)		$ 3,858,275,325
Receivable for investments sold		5,002,507
Interest receivable		1,118,865
Total assets		3,864,396,697

Liabilities
Distributions payable	$ 757,744
Other payables and accrued expenses	10,944
Total liabilities		768,688

Net Assets		$ 3,863,628,009
Net Assets consist of:
Paid in capital		$ 3,863,594,205
Accumulated undistributed net realized gain (loss) on investments		33,804
Net Assets, for 3,863,069,035 shares outstanding		$ 3,863,628,009
Net Asset Value, offering price and redemption price per share ($3,863,628,009 ÷ 3,863,069,035 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended May 31, 2012

Investment Income
Interest		$ 6,640,179

Expenses
Custodian fees and expenses	$ 66,408
Independent trustees' compensation	16,940
Total expenses before reductions	83,348
Expense reductions	(16,958)	66,390
Net investment income (loss)		6,573,789
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		92,128
Net increase in net assets resulting from operations		$ 6,665,917

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended May 31, 2012	Year ended May 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,573,789	$ 12,142,066
Net realized gain (loss)	92,128	25,001
Net increase in net assets resulting from operations	6,665,917	12,167,067
Distributions to shareholders from net investment income	(6,573,834)	(12,142,065)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	10,180,047,000	12,146,904,000
Cost of shares redeemed	(11,343,143,000)	(11,309,956,000)
Net increase (decrease) in net assets and shares resulting from share transactions	(1,163,096,000)	836,948,000
Total increase (decrease) in net assets	(1,163,003,917)	836,973,002

Net Assets
Beginning of period	5,026,631,926	4,189,658,924
End of period	$ 3,863,628,009	$ 5,026,631,926

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.003	.003	.013	.032
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.001	.003	.003	.013	.032
Distributions from net investment income	(.001)	(.003)	(.003)	(.013)	(.032)
Distributions from net realized gain	-	-	-	-	- D
Total distributions	(.001)	(.003)	(.003)	(.013)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.14%	.26%	.27%	1.34%	3.23%
Ratios to Average Net Assets C
Expenses before reductions B	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any B	-%	-%	-%	-%	-%
Expenses net of all reductions B	-%	-%	-%	-%	-%
Net investment income (loss)	.14%	.26%	.27%	1.30%	3.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,863,628	$ 5,026,632	$ 4,189,659	$ 2,777,836	$ 1,267,883

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Amount represents less than .01%.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2012

1. Organization.

Fidelity® Municipal Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of May 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. There were no significant book-to-tax differences during the period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax Cost	$ 3,858,275,325

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 10,474
Undistributed ordinary income	$ 6,328
Undistributed long-term capital gain	$ 17,003

The tax character of distributions paid was as follows:

	May 31, 2012	May 31, 2011
Tax-exempt Income	$ 6,573,834	$ 12,142,065

3. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $16,940.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $18.

Annual Report

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affliate were the owners of record of all the outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Municipal Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Cash Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 10, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Robert P. Brown (48)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds and Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present). Mr. Brown also serves as President, Money Market Group of FMR (2010-present), Managing Director of Research, Director of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (39)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Elizabeth Paige Baumann (43)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Municipal Cash Central Fund voted to pay on July 9, 2012, to shareholders of record at the opening of business on July 6, 2012, a distribution of $0.00001 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2012, $17,003, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2012, 100% of the fund's income dividends was free from federal income tax, and 41.74% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Fidelity® Tax-Free
Cash Central Fund

Annual Report

May 31, 2012

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

TFC-ANN-0712
1.795174.108

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Actual	.0016%	$ 1,000.00	$ 1,000.70	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.99	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 5/31/12	% of fund's investments 11/30/11	% of fund's investments 5/31/11
1 - 7	100.0	100.0	100.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	5/31/12	11/30/11	5/31/11
Fidelity Tax-Free Cash Central Fund	3 Days	3 Days	3 Days
All Tax-Free Money Market Funds Average*	24 Days	33 Days	24 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	5/31/12	11/30/11	5/31/11
Fidelity Tax-Free Cash Central Fund	3 Days	3 Days	3 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of May 31, 2012	As of November 30, 2011
Variable Rate Demand Notes (VRDNs) 100.4%	Variable Rate Demand Notes (VRDNs) 100.0%
Other Municipal Debt 0.1%	Other Municipal Debt 0.1%
Net Other Assets (Liabilities)** (0.5)%	Net Other Assets (Liabilities)** (0.1)%

Annual Report

Current and Historical Seven-Day Yields

	5/31/12	2/29/12	11/28/11	8/29/11	5/30/11
Fidelity Tax-Free Cash Central Fund	0.20%	0.13%	0.12%	0.16%	0.14%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money by investing in the fund.

* Source: iMoneyNet, Inc.

** Net Other Assets (Liabilities) are not included in the pie chart.

Annual Report

Investments May 31, 2012

Showing Percentage of Net Assets

Variable Rate Demand Note - 100.4%
	Principal Amount	Value
Alabama - 1.8%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 A, 0.2% 6/1/12, VRDN (a)	$ 5,000,000	$ 5,000,000
Series 1995 B, 0.2% 6/1/12, VRDN (a)	3,500,000	3,500,000
Series 1995 C, 0.23% 6/1/12, VRDN (a)	4,500,000	4,500,000
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 0.2% 6/1/12, VRDN (a)	1,000,000	1,000,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 0.2% 6/1/12, VRDN (a)	4,200,000	4,200,000
		18,200,000
Alaska - 0.1%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.19% 6/7/12, LOC Union Bank of California, VRDN (a)	1,400,000	1,400,000
Arizona - 0.5%
Arizona Health Facilities Auth. Rev. (Southwest Behavioral Health Svcs., Inc. Proj.) Series 2004, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (a)	600,000	600,000
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.19% 6/7/12, LOC Wells Fargo Bank NA, VRDN (a)	1,600,000	1,600,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series ROC II R 11980 X, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (a)(b)	2,830,000	2,830,000
		5,030,000
California - 6.9%
California Gen. Oblig.:
Series 2004 A1, 0.17% 6/1/12, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	13,005,000	13,005,000
Series 2004 A2, 0.16% 6/1/12, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (a)	2,110,000	2,110,000
California Infrastructure & Econ. Dev. Bank Rev. (Los Angeles County Museum of Natural History Foundation Proj.) Series 2008 B, 0.16% 6/1/12, LOC Wells Fargo Bank NA, VRDN (a)	1,630,000	1,630,000
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.17% 6/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	2,000,000	2,000,000
Foothill-De Anza Cmnty. College District Participating VRDN Series MS 3288, 0.25% 6/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,000,000	2,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
California - continued
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.25% 6/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	$ 2,000,000	$ 2,000,000
Series ROC II R 11727, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (a)(b)	3,000,000	3,000,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series ROC II R 12322, 0.2% 6/1/12 (Liquidity Facility Citibank NA) (a)(b)	8,800,000	8,800,000
Series ROC II R 12326, 0.2% 6/1/12 (Liquidity Facility Citibank NA) (a)(b)	2,460,000	2,460,000
Los Angeles Gen. Oblig. Participating VRDN Series Putters 3931, 0.2% 6/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	7,640,000	7,640,000
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN Series EGL 07 0044, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (a)(b)	4,250,000	4,250,000
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.18% 6/7/12, LOC Bank of America NA, VRDN (a)	11,000,000	11,000,000
Santa Clara Elec. Rev. Series 2008 B. 0.19% 6/7/12, LOC Bank of America NA, VRDN (a)	5,000,000	5,000,000
Sonoma County Gen. Oblig. Participating VRDN Series Putters 4000, 0.2% 6/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	5,600,000	5,600,000
		70,495,000
Colorado - 0.7%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (a)	1,700,000	1,700,000
Colorado Health Facilities Auth. Rev. (NCMC, Inc. Proj.) Series 2009 A, 0.23% 6/1/12, LOC Wells Fargo Bank NA, VRDN (a)	2,775,000	2,775,000
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.19% 6/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,900,000	2,900,000
		7,375,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Connecticut - 0.3%
Connecticut Gen. Oblig. Participating VRDN Series WF 11 89C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(b)	$ 1,900,000	$ 1,900,000
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series BBT 08 32, 0.16% 6/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	1,000,000	1,000,000
		2,900,000
Delaware - 1.8%
Delaware Econ. Dev. Auth. Rev. (Peninsula United Methodist Homes, Inc. Proj.) Series A, 0.17% 6/1/12, LOC PNC Bank NA, VRDN (a)	18,175,000	18,175,000
District Of Columbia - 2.9%
District of Columbia Gen. Oblig. Participating VRDN Series Putters 4026, 0.2% 6/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,800,000	1,800,000
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.32% 6/7/12, LOC Bank of America NA, VRDN (a)	7,255,000	7,255,000
(Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.2% 6/1/12, LOC Wells Fargo Bank NA, VRDN (a)	18,150,000	18,150,000
(The Pew Charitable Trust Proj.) Series 2008 A, 0.16% 6/7/12, LOC PNC Bank NA, VRDN (a)	2,100,000	2,100,000
		29,305,000
Florida - 10.8%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.):
Series 2004 C, 0.23% 6/1/12, LOC Bank of America NA, VRDN (a)	13,635,000	13,635,000
Series 2008 A, 0.2% 6/1/12, LOC Bank of America NA, VRDN (a)	29,600,000	29,600,000
Broward County Gen. Oblig. Participating VRDN Series BBT 2015, 0.16% 6/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	2,720,000	2,720,000
Florida Board of Ed. Participating VRDN Series MT 787, 0.24% 6/7/12 (Liquidity Facility Bank of America NA) (a)(b)	5,115,000	5,115,000
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.2% 6/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(b)	3,600,000	3,600,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mariner's Cay Apts. Proj.) Series 2008 M, 0.19% 6/7/12, LOC Fannie Mae, VRDN (a)	2,700,000	2,700,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Florida - continued
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2001, 0.21% 6/1/12, LOC Wells Fargo Bank NA, VRDN (a)	$ 1,070,000	$ 1,070,000
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 4095, 0.25% 6/1/12 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	29,760,000	29,760,000
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.18% 6/7/12, LOC Branch Banking & Trust Co., VRDN (a)	4,500,000	4,500,000
Orange County Hsg. Fin. Auth. Multi-family Rev. (Heather Glen Apts. Proj.) Series 2001, 0.18% 6/7/12, LOC Fannie Mae, VRDN (a)	1,900,000	1,900,000
Palm Beach County Rev. (Hanley Ctr. Proj.) Series 2006, 0.32% 6/7/12, LOC Bank of America NA, VRDN (a)	1,805,000	1,805,000
Polk County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2009 A, 0.23% 6/1/12, LOC Wells Fargo Bank NA, VRDN (a)	3,850,000	3,850,000
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Participating VRDN Series ROC II R 12313, 0.2% 6/1/12 (Liquidity Facility Citibank NA) (a)(b)	3,800,000	3,800,000
Univ. of North Florida Parking Sys. Rev. Series 1998, 0.18% 6/1/12, LOC Wells Fargo Bank NA, VRDN (a)	5,800,000	5,800,000
		109,855,000
Georgia - 2.4%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2003, 0.23% 6/1/12, LOC Bank of America NA, VRDN (a)	5,170,000	5,170,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.19% 6/7/12, LOC Freddie Mac, VRDN (a)	2,265,000	2,265,000
Georgia Gen. Oblig. Participating VRDN Series 85TP, 0.18% 6/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(b)	3,265,000	3,265,000
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.19% 6/7/12, LOC Branch Banking & Trust Co., VRDN (a)	5,690,000	5,690,000
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.18% 6/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	2,800,000	2,800,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.18% 6/7/12, LOC Fannie Mae, VRDN (a)	5,500,000	5,500,000
		24,690,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Hawaii - 0.4%
Honolulu City and County Wastewtr. Sys. Participating VRDN Series WF 11 119C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(b)	$ 3,670,000	$ 3,670,000
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series C, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	1,300,000	1,300,000
Illinois - 5.2%
Chicago Board of Ed. Series 2009 B, 0.2% 6/1/12, LOC JPMorgan Chase Bank, VRDN (a)	6,500,000	6,500,000
Chicago Gen. Oblig. Series 2007 F, 0.2% 6/1/12, LOC JPMorgan Chase Bank, VRDN (a)	2,100,000	2,100,000
Chicago Wtr. Rev. Series 2004 A3, 0.16% 6/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (a)	7,480,000	7,480,000
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 0.17% 6/7/12, LOC BMO Harris Bank NA, VRDN (a)	2,400,000	2,400,000
Illinois Fin. Auth. Rev.:
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 0.18% 6/7/12, LOC JPMorgan Chase Bank, VRDN (a)	3,900,000	3,900,000
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (a)	1,750,000	1,750,000
(Provena Health Proj.):
Series 2010 C, 0.2% 6/1/12, LOC JPMorgan Chase Bank, VRDN (a)	3,000,000	3,000,000
Series 2010 D, 0.19% 6/7/12, LOC Union Bank of California, VRDN (a)	1,950,000	1,950,000
(The Univ. of Chicago Med. Ctr. Proj.) Series 2010 B, 0.2% 6/1/12, LOC Wells Fargo Bank NA, VRDN (a)	5,300,000	5,300,000
Participating VRDN Series Putters 3302, 0.2% 6/1/12 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,500,000	1,500,000
Series 2011 B, 0.2% 6/1/12, LOC Wells Fargo Bank NA, VRDN (a)	3,090,000	3,090,000
Illinois Health Facilities Auth. Rev. (Memorial Health Sys. Proj.) Series 2003, 0.24% 6/1/12, LOC JPMorgan Chase Bank, VRDN (a)	2,995,000	2,995,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2007 A 1B, 0.17% 6/7/12, LOC PNC Bank NA, VRDN (a)	4,800,000	4,800,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.23% 6/1/12, LOC Wells Fargo Bank NA, VRDN (a)	6,735,000	6,735,000
		53,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Indiana - 4.0%
Indiana Fin. Auth. Hosp. Rev. (Floyd Memorial Hosp. and Health Svcs. Proj.) Series 2008, 0.23% 6/1/12, LOC Branch Banking & Trust Co., VRDN (a)	$ 26,200,000	$ 26,200,000
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.):
Series A, 0.24% 6/1/12, LOC Comerica Bank, VRDN (a)	2,600,000	2,600,000
Series B, 0.23% 6/1/12, LOC BMO Harris Bank NA, VRDN (a)	8,190,000	8,190,000
Indiana Health Facility Fing. Auth. Rev. (Fayette Memorial Hosp. Assoc. Proj.) Series A, 0.22% 6/1/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	4,120,000	4,120,000
		41,110,000
Iowa - 0.5%
Iowa Fin. Auth. Private College Rev. (Morningside College Proj.) 0.22% 6/1/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,280,000	2,280,000
Iowa Higher Ed. Ln. Auth. Rev. (Saint Ambrose Univ. Proj.) 0.22% 6/1/12, LOC Northern Trust Co., VRDN (a)	3,100,000	3,100,000
		5,380,000
Kansas - 1.3%
Kansas Dev. Fin. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2011 J, 0.22% 6/1/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,000,000	2,000,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.22% 6/1/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	11,550,000	11,550,000
		13,550,000
Kentucky - 1.1%
Boyle County Hosp. Rev. (Ephraim McDowell Health Proj.) Series 2006, 0.18% 6/7/12, LOC Branch Banking & Trust Co., VRDN (a)	8,000,000	8,000,000
Louisville & Jefferson County Metropolitan Govt. Multi-family Hsg. Rev. (Waterford Place Apts. Proj.) Series 2003, 0.19% 6/7/12, LOC Freddie Mac, VRDN (a)	2,650,000	2,650,000
		10,650,000
Louisiana - 7.7%
Louisiana Hsg. Fin. Agcy. Rev. (Canterbury House Apts. Proj.) Series 2007, 0.19% 6/7/12, LOC Fannie Mae, VRDN (a)	4,800,000	4,800,000
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. Series 2010, 0.21% 6/7/12, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	21,000,000	21,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Louisiana - continued
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 D, 0.2% 6/1/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	$ 11,770,000	$ 11,770,000
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2004, 0.18% 6/7/12, VRDN (a)	6,000,000	6,000,000
Series 2005, 0.2% 6/1/12, VRDN (a)	12,300,000	12,300,000
Series 2007 A, 0.18% 6/1/12, VRDN (a)	5,000,000	5,000,000
Series 2009 A, 0.18% 6/7/12, VRDN (a)	12,800,000	12,800,000
(C-Port LLC Proj.) Series 2008, 0.27% 6/7/12, LOC Bank of America NA, VRDN (a)	4,800,000	4,800,000
		78,470,000
Massachusetts - 1.4%
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
Series MS 3228X, 0.25% 6/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,500,000	2,500,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN Series BBT 2031, 0.16% 6/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	1,100,000	1,100,000
Series 2002 C, 0.19% 6/1/12, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,500,000	1,500,000
Series 2002 D, 0.22% 6/1/12, LOC Landesbank Baden-Wuert, VRDN (a)	8,000,000	8,000,000
		14,100,000
Michigan - 4.7%
Chelsea Econ. Dev. Corp. Ltd. Oblig. Rev. (Silver Maples of Chelsea Proj.) 0.19% 6/7/12, LOC Comerica Bank, VRDN (a)	2,885,000	2,885,000
Eastern Michigan Univ. Revs.:
Series 2009 A, 0.24% 6/1/12, LOC JPMorgan Chase Bank, VRDN (a)	6,500,000	6,500,000
Series 2009 B, 0.24% 6/1/12, LOC JPMorgan Chase Bank, VRDN (a)	2,300,000	2,300,000
Farmington Hills Hosp. Fin. Auth. Hosp. Rev. (Botsford Gen. Hosp. Proj.) Series 2008 A, 0.22% 6/1/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	10,800,000	10,800,000
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2009 D, 0.16% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	$ 2,900,000	$ 2,900,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.18% 6/1/12, VRDN (a)	14,110,000	14,110,000
(Henry Ford Museum & Greenfield Village Projs.) Series 2002, 0.21% 6/1/12, LOC Comerica Bank, VRDN (a)	7,500,000	7,500,000
		47,995,000
Mississippi - 0.4%
Mississippi Gen. Oblig. Participating VRDN Series ROC II-R 11987, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (a)(b)	3,600,000	3,600,000
Missouri - 4.1%
Kansas City Indl. Dev. Auth. (Ewing Marion Kauffman Foundation Prog.):
Series A, 0.22% 6/1/12, VRDN (a)	9,650,000	9,650,000
0.22% 6/1/12, VRDN (a)	3,000,000	3,000,000
Missouri Dev. Fin. Board Lease Rev. (Missouri Assoc. of Muni. Utils. Proj.) 0.22% 6/1/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,400,000	2,400,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(DeSmet Jesuit High School Proj.) Series 2002, 0.22% 6/1/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,400,000	5,400,000
(Saint Louis Univ. Proj.) Series 2008 A2, 0.2% 6/1/12, LOC Wells Fargo Bank NA, VRDN (a)	5,300,000	5,300,000
Participating VRDN Series BBT 08 39, 0.16% 6/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	2,020,000	2,020,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Bethesda Health Group, Inc. Proj.) Series 2009, 0.22% 6/1/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	12,600,000	12,600,000
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.18% 6/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (a)	1,125,000	1,125,000
		41,495,000
Montana - 1.0%
Helena Higher Ed. Rev. (Carroll College Campus Hsg. Proj.) 0.22% 6/1/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,900,000	9,900,000
Nebraska - 0.3%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.18% 6/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	3,400,000	3,400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Nevada - 2.0%
Clark County Fuel Tax Participating VRDN ROC II R 11836, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (a)(b)	$ 7,500,000	$ 7,500,000
Las Vegas Gen. Oblig. Series 2006 C, 0.2% 6/1/12, LOC Lloyds TSB Bank PLC, VRDN (a)	13,045,000	13,045,000
		20,545,000
New Mexico - 0.7%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.18% 6/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	7,390,000	7,390,000
New York - 7.9%
New York City Gen. Oblig. Series 2006 I6, 0.2% 6/1/12, LOC California Teachers Retirement Sys., VRDN (a)	3,505,000	3,505,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 3484, 0.2% 6/1/12 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,595,000	2,595,000
Series 2003 F2, 0.18% 6/1/12 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	7,825,000	7,825,000
Series 2008 BB3, 0.2% 6/1/12 (Liquidity Facility BNP Paribas SA), VRDN (a)	6,800,000	6,800,000
Series 2009 BB1, 0.22% 6/1/12 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	4,445,000	4,445,000
Series 2009 BB2, 0.24% 6/1/12 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	7,000,000	7,000,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN Series Putters 4043, 0.2% 6/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	5,700,000	5,700,000
Series 2003 1D, 0.22% 6/1/12 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	9,000,000	9,000,000
Series 2003 C1, 0.19% 6/1/12 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,000,000	4,000,000
Series 2003 C4, 0.19% 6/1/12 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	15,000,000	15,000,000
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A1, 0.17% 6/1/12, LOC California Pub. Employees Retirement Sys., VRDN (a)	14,700,000	14,700,000
		80,570,000
North Carolina - 3.0%
North Carolina Cap. Facilities Fin. Agcy. Rev.:
(Elon Univ. Proj.) Series 2006, 0.19% 6/7/12, LOC Bank of America NA, VRDN (a)	7,700,000	7,700,000
Participating VRDN Series Putters 3248, 0.2% 6/1/12 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,095,000	2,095,000
Variable Rate Demand Note - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A1, 0.18% 6/7/12, LOC Branch Banking & Trust Co., VRDN (a)	$ 2,875,000	$ 2,875,000
(WakeMed Proj.):
Series 2009 B, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (a)	9,400,000	9,400,000
Series 2009 C, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (a)	6,685,000	6,685,000
Participating VRDN Series BC 10 31W, 0.2% 6/7/12 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,875,000	1,875,000
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.65% 6/7/12, LOC Cr. Industriel et Commercial, VRDN (a)	400,000	400,000
		31,030,000
Ohio - 5.6%
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.23% 6/1/12, LOC JPMorgan Chase Bank, VRDN (a)	24,585,000	24,585,000
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.18% 6/1/12, VRDN (a)	4,410,000	4,410,000
Series 2008 B1, 0.19% 6/1/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	8,800,000	8,800,000
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3551, 0.2% 6/1/12 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,335,000	6,335,000
Series Putters 3558, 0.18% 6/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	12,800,000	12,800,000
		56,930,000
Oregon - 0.4%
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.24% 6/1/12, LOC Bank of Scotland PLC, VRDN (a)	4,200,000	4,200,000
Pennsylvania - 3.4%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.18% 6/7/12, LOC PNC Bank NA, VRDN (a)	5,900,000	5,900,000
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.18% 6/7/12, LOC PNC Bank NA, VRDN (a)	4,300,000	4,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Allegheny County Indl. Dev. Auth. Rev.:
(Jewish Home & Hosp. for Aged Proj.) Series 1996 B, 0.18% 6/7/12, LOC PNC Bank NA, VRDN (a)	$ 2,250,000	$ 2,250,000
(Our Lady of the Sacred Heart High School Proj.) Series 2002, 0.18% 6/7/12, LOC PNC Bank NA, VRDN (a)	3,710,000	3,710,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Series 2005 A, 0.18% 6/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (a)	3,300,000	3,300,000
Haverford Township School District Series 2009, 0.19% 6/7/12, LOC TD Banknorth, NA, VRDN (a)	6,960,000	6,960,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (King's College Proj.) Series 2002 J3, 0.18% 6/7/12, LOC PNC Bank NA, VRDN (a)	725,000	725,000
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 29, 0.18% 6/7/12 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,495,000	1,495,000
Somerset County Gen. Oblig. Series 2009 C, 0.18% 6/7/12, LOC PNC Bank NA, VRDN (a)	2,700,000	2,700,000
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.17% 6/1/12, LOC PNC Bank NA, VRDN (a)	2,000,000	2,000,000
Wilkes Barre Gen. Oblig. Series 2004 B, 0.18% 6/7/12, LOC PNC Bank NA, VRDN (a)	1,600,000	1,600,000
		34,940,000
South Carolina - 0.1%
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (a)	1,085,000	1,085,000
Tennessee - 1.3%
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 A, 0.19% 6/7/12, LOC Branch Banking & Trust Co., VRDN (a)	700,000	700,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Series 2011 A, 0.2% 6/7/12, LOC Bank of America NA, VRDN (a)	6,810,000	6,810,000
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 0.18% 6/7/12, LOC Freddie Mac, VRDN (a)	3,200,000	3,200,000
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN BC 10 25W, 0.2% 6/7/12 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,000,000	3,000,000
		13,710,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - 4.6%
Cypress-Fairbanks Independent School District Participating VRDN Series 86TP, 0.18% 6/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(b)	$ 4,980,000	$ 4,980,000
Frisco Independent School District Participating VRDN Series ROC II R 11960, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (a)(b)	2,600,000	2,600,000
Harris County Gen. Oblig. Participating VRDN Series ROC II R 10360, 0.2% 6/1/12 (Liquidity Facility Citibank NA) (a)(b)	5,700,000	5,700,000
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.19% 6/7/12, LOC JPMorgan Chase Bank, VRDN (a)	1,600,000	1,600,000
Houston Util. Sys. Rev. Participating VRDN:
Series ROC II R 12323, 0.2% 6/1/12 (Liquidity Facility Citibank NA) (a)(b)	9,000,000	9,000,000
Series ROC II R 12324, 0.2% 6/1/12 (Liquidity Facility Citibank NA) (a)(b)	9,160,000	9,160,000
Medina Valley Texas Independent School District Participating VRDN Series ROC II R 11969, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (a)(b)	2,960,000	2,960,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2010 B, 0.19% 6/1/12, VRDN (a)	3,780,000	3,780,000
Texas Gen. Oblig. Participating VRDN:
Series Putters 3946, 0.2% 6/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	4,000,000	4,000,000
Series Putters 3953, 0.2% 6/1/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	3,400,000	3,400,000
		47,180,000
Utah - 2.6%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.18% 6/7/12, LOC Wells Fargo Bank NA, VRDN (a)	1,110,000	1,110,000
Utah Transit Auth. Sales Tax Rev. Series A, 0.2% 6/1/12, LOC BNP Paribas New York Branch, VRDN (a)	19,460,000	19,460,000
Weber County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series C, 0.24% 6/1/12 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	5,575,000	5,575,000
		26,145,000
Virginia - 2.6%
Virginia Commonwealth Univ. Health Sys. Auth.:
Series 2008 A, 0.21% 6/1/12, LOC Branch Banking & Trust Co., VRDN (a)	10,665,000	10,665,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Virginia - continued
Virginia Commonwealth Univ. Health Sys. Auth.: - continued
Series 2008 B, 0.19% 6/1/12, LOC Branch Banking & Trust Co., VRDN (a)	$ 2,840,000	$ 2,840,000
Series 2008 C, 0.17% 6/1/12, LOC Branch Banking & Trust Co., VRDN (a)	12,950,000	12,950,000
		26,455,000
Washington - 3.6%
King County Gen. Oblig. Participating VRDN Series ROC II R 11731, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (a)(b)	9,815,000	9,815,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series WF 11-18C, 0.2% 6/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(b)	4,865,000	4,865,000
Washington Gen. Oblig. Participating VRDN:
Series ROC II R 11891, 0.18% 6/7/12 (Liquidity Facility Citibank NA) (a)(b)	5,000,000	5,000,000
Series ROC II R 11924, 0.19% 6/7/12 (Liquidity Facility Citibank NA) (a)(b)	3,965,000	3,965,000
Washington Health Care Facilities Auth. Rev. (Southwest Washington Med. Ctr.) Series 2008 A, 0.19% 6/7/12, LOC Union Bank of California, VRDN (a)	1,600,000	1,600,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (The Cambridge Apts. Proj.) Series 2009, 0.17% 6/7/12, LOC Fannie Mae, VRDN (a)	1,200,000	1,200,000
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Emerald Heights Proj.) Series 2003, 0.25% 6/1/12, LOC Bank of America NA, VRDN (a)	10,000,000	10,000,000
		36,445,000
West Virginia - 1.0%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 B, 0.18% 6/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	3,000,000	3,000,000
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2009 A, 0.19% 6/7/12, LOC Branch Banking & Trust Co., VRDN (a)	7,200,000	7,200,000
		10,200,000
Wisconsin - 1.2%
Wisconsin Health & Edl. Facilities Auth. Rev.:
(ProHealth Care, Inc. Proj.) Series 2008 A, 0.22% 6/1/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	7,775,000	7,775,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wausau Hosp., Inc. Proj.) Series 2000, 0.22% 6/1/12, LOC JPMorgan Chase Bank, VRDN (a)	$ 2,800,000	$ 2,800,000
Wisconsin Hsg. and Econ. Dev. Auth. Multifamily Hsg. Rev. Series 2006 B, 0.18% 6/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	1,645,000	1,645,000
		12,220,000
TOTAL VARIABLE RATE DEMAND NOTE		1,024,590,000
Other Municipal Debt - 0.1%

Texas - 0.1%
Houston Gen. Oblig. Series A, 0.27% 6/5/12, LOC Union Bank of California, CP	1,300,000	1,300,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,025,890,000)		1,025,890,000
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(4,718,621)
NET ASSETS - 100%		$ 1,021,171,379
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2012
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,025,890,000)		$ 1,025,890,000
Interest receivable		265,657
Total assets		1,026,155,657

Liabilities
Payable for investments purchased	$ 4,800,000
Distributions payable	181,623
Other payables and accrued expenses	2,655
Total liabilities		4,984,278

Net Assets		$ 1,021,171,379
Net Assets consist of:
Paid in capital		$ 1,021,153,681
Accumulated undistributed net realized gain (loss) on investments		17,698
Net Assets, for 1,020,883,873 shares outstanding		$ 1,021,171,379
Net Asset Value, offering price and redemption price per share ($1,021,171,379 ÷ 1,020,883,873 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended May 31, 2012
Investment Income
Interest		$ 1,633,417

Expenses
Custodian fees and expenses	$ 20,886
Independent trustees' compensation	4,980
Total expenses before reductions	25,866
Expense reductions	(5,128)	20,738
Net investment income (loss)		1,612,679
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		64,753
Net increase in net assets resulting from operations		$ 1,677,432

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended May 31, 2012	Year ended May 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,612,679	$ 3,187,992
Net realized gain (loss)	64,753	946
Net increase in net assets resulting from operations	1,677,432	3,188,938
Distributions to shareholders from net investment income	(1,612,679)	(3,187,992)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	4,348,366,500	7,295,348,000
Cost of shares redeemed	(4,903,418,000)	(6,994,570,000)
Net increase (decrease) in net assets and shares resulting from share transactions	(555,051,500)	300,778,000
Total increase (decrease) in net assets	(554,986,747)	300,778,946

Net Assets
Beginning of period	1,576,158,126	1,275,379,180
End of period	$ 1,021,171,379	$ 1,576,158,126

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.002	.002	.012	.031
Net realized and unrealized gain (loss)D	-	-	-	-	-
Total from investment operations	.001	.002	.002	.012	.031
Distributions from net investment income	(.001)	(.002)	(.002)	(.012)	(.031)
Distributions from net realized gain	-	-	-	-	- D
Total distributions	(.001)	(.002)	(.002)	(.012)	(.031)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.12%	.23%	.22%	1.24%	3.16%
Ratios to Average Net Assets C
Expenses before reductions B	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any B	-%	-%	-%	-%	-%
Expenses net of all reductions B	-%	-%	-%	-%	-%
Net investment income (loss)	.12%	.23%	.22%	1.32%	3.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,021,171	$ 1,576,158	$ 1,275,379	$ 789,306	$ 674,963

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Amount represents less than .01%.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2012

1. Organization.

Fidelity Tax-Free Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of May 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. There were no significant book-to-tax differences during the period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax Cost	$ 1,025,890,000

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 17,698

The tax character of distributions paid was as follows:

	May 31, 2012	May 31, 2011
Tax-exempt Income	$ 1,612,679	$ 3,187,992

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $4,980.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $148.

Annual Report

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Tax-Free Cash Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Tax-Free Cash Central Fund (the Fund), a fund of Fidelity Revere Street Trust, including the schedule of investments, as of May 31, 2012, and the related statement of operations for the year ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Tax-Free Cash Central Fund as of May 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

July 12, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Robert P. Brown (48)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds and Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present). Mr. Brown also serves as President, Money Market Group of FMR (2010-present), Managing Director of Research, Director of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (39)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Elizabeth Paige Baumann (43)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2012, $4,443, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2012, 100% of the fund's income dividends were free from federal income tax.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Fidelity® Cash Central Fund

Annual Report

May 31, 2012

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

TCC-ANN-0712
1.743118.112

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Actual	.0006%	$ 1,000.00	$ 1,000.70	$ .00**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.00	$ .00**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** Amount represents less than $.01.

Annual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 5/31/12	% of fund's investments 11/30/11	% of fund's investments 5/31/11
1 - 7	67.1	60.2	70.1
8 - 30	6.0	9.4	7.8
31 - 60	3.1	7.2	1.3
61 - 90	5.5	4.6	4.9
91 - 180	14.5	11.7	13.0
> 180	3.8	6.9	2.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	5/31/12	11/30/11	5/31/11
Fidelity® Cash Central Fund	37 Days	38 Days	31 Days
All Taxable Money Market Funds Average*	46 Days	43 Days	45 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	5/31/12	11/30/11	5/31/11
Fidelity Cash Central Fund	41 Days	51 Days	56 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of May 31, 2012	As of November 30, 2011
Certificates of Deposit 4.2%	Certificates of Deposit 1.6%
Commercial Paper 0.0%	Commercial Paper 1.5%
Interfund Loans 0.0%	Interfund Loans 0.0%
Treasury Debt 14.1%	Treasury Debt 8.3%
Government Agency Debt 19.8%	Government Agency Debt 29.6%
Other Instruments 15.6%	Other Instruments 41.1%
Repurchase Agreements 46.8%	Repurchase Agreements 14.5%
Net Other Assets (Liabilities)** (0.5)%	Net Other Assets (Liabilities) 3.4%

Current and Historical Seven-Day Yields

	5/31/12	2/29/12	11/29/11	8/30/11	5/31/11
Fidelity Cash Central Fund	0.17%	0.12%	0.12%	0.11%	0.14%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

* Source: iMoneyNet, Inc.

** Net Other Assets (Liabilities) are not included in the pie chart.

Annual Report

Investments May 31, 2012

Showing Percentage of Net Assets

Certificate of Deposit - 4.2%
	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 4.2%
Bank of Tokyo-Mitsubishi UFJ Ltd.
6/1/12	0.20%	$ 1,773,000,000	$ 1,773,000,000
Treasury Debt - 14.1%

U.S. Treasury Obligations - 14.1%
U.S. Treasury Bills
6/14/12 to 3/7/13	0.07 to 0.17 (b)	4,091,540,000	4,089,777,622
U.S. Treasury Notes
6/15/12 to 2/28/13	0.08 to 0.20	1,798,840,000	1,804,451,979
TOTAL TREASURY DEBT			5,894,229,601
Government Agency Debt - 19.8%

Federal Agencies - 19.8%
Fannie Mae
7/26/12 to 2/21/13	0.08 to 0.23 (c)	1,605,189,000	1,607,397,836
Federal Farm Credit Bank
11/29/12 to 2/15/13	0.19 to 0.20 (c)	151,100,000	151,078,322
Federal Home Loan Bank
6/19/12 to 2/27/13	0.10 to 0.22 (c)	3,462,465,000	3,462,917,282
2/4/13 to 2/27/13	0.21 to 0.22	88,715,000	88,687,278
Freddie Mac
7/12/12 to 11/2/12	0.07 to 0.20 (c)	2,982,000,000	2,981,895,535
TOTAL GOVERNMENT AGENCY DEBT			8,291,976,253
Other Instrument - 15.6%
	Yield (a)	Principal Amount	Value
Time Deposits - 15.6%
Citibank NA
6/1/12	0.16%	$ 1,595,000,000	$ 1,595,000,000
Dnb Bank ASA (TD)
6/1/12	0.18	700,000,000	700,000,000
Lloyds TSB Bank PLC
6/7/12	0.20	1,830,000,000	1,830,000,000
Royal Bank of Scotland NV (TD)
6/1/12	0.18	1,400,000,000	1,400,000,000
Svenska Handelsbanken AB
6/1/12	0.17	1,000,000,000	1,000,000,000
TOTAL OTHER INSTRUMENT			6,525,000,000
Government Agency Repurchase Agreement - 23.1%
	Maturity Amount
In a joint trading account at:
0.18% dated 5/31/12 due 6/1/12 (Collateralized by U.S. Government Obligations) #	$ 3,065,337,510	3,065,322,000
0.21% dated 5/31/12 due 6/1/12 (Collateralized by U.S. Government Obligations) #	462,520,634	462,518,000
With:
Citibank NA at 0.19%, dated 5/29/12 due 6/5/12 (Collateralized by U.S. Government Obligations valued at $1,098,557,394, 2.39% - 6.05%, 10/1/16 - 5/1/42)	1,077,039,789	1,077,000,000
Credit Suisse Securities (USA) LLC at:
0.16%, dated 5/30/12 due 6/6/12 (Collateralized by U.S. Government Obligations valued at $372,302,994, 4% - 6.5%, 8/1/24 - 5/1/42)	365,011,356	365,000,000
0.17%, dated 5/29/12 due 6/5/12 (Collateralized by U.S. Government Obligations valued at $734,583,975, 2.5% - 9.25%, 5/1/18 - 5/1/42)	718,023,734	718,000,000
Goldman Sachs & Co. at:
0.18%, dated 5/30/12 due 6/4/12 (Collateralized by U.S. Government Obligations valued at $502,865,029, 2.17% - 6%, 11/1/20 - 6/1/42)	493,012,325	493,000,000
Government Agency Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
0.19%, dated:
5/25/12 due 6/1/12 (Collateralized by U.S. Government Obligations valued at $723,206,718, 2.5% - 7%, 12/1/16 - 6/1/42)	$ 709,026,194	$ 709,000,000
5/29/12 due 6/4/12 (Collateralized by U.S. Government Obligations valued at $732,371,596, 0.48% - 7%, 10/1/17 - 1/1/48)	718,022,737	718,000,000
RBC Capital Markets Corp. at 0.18%, dated 5/9/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $339,274,080, 1.18% - 9%, 6/1/14 - 5/1/42)	332,048,140	332,000,000
UBS Securities LLC at 0.18%, dated:
5/16/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $1,054,804,378, 0.54% - 238%, 5/25/17 - 11/25/45)	1,024,153,600	1,024,000,000
5/29/12 due 6/5/12 (Collateralized by U.S. Government Obligations valued at $732,370,986, 4% - 4.5%, 9/20/41 - 4/20/42)	718,025,130	718,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		9,681,840,000
Treasury Repurchase Agreement - 22.1%

In a joint trading account at:
0.18% dated 5/31/12 due 6/1/12 (Collateralized by U.S. Treasury Obligations) #	7,428,535,534	7,428,498,000
0.19% dated 5/31/12 due 6/1/12 (Collateralized by U.S. Treasury Obligations) #	24,290,126	24,290,000
With:
BMO Capital Markets Corp. at 0.19%, dated 5/31/12 due 6/1/12 (Collateralized by U.S. Treasury Obligations valued at $908,118,929, 0.13% - 6.5%, 10/31/12 - 11/15/41)	880,004,644	880,000,000
BNP Paribas Securities Corp. at 0.17%, dated 5/31/12 due 6/7/12 (Collateralized by U.S. Treasury Obligations valued at $935,344,480, 0% - 4.63%, 8/23/12 - 2/15/20)	917,030,312	917,000,000
TOTAL TREASURY REPURCHASE AGREEMENT		9,249,788,000
Other Repurchase Agreement - 1.6%
	Maturity Amount	Value
Other Repurchase Agreement - 1.6%
With:
J.P. Morgan Clearing Corp. at 0.34%, dated 5/31/12 due 6/1/12 (Collateralized by Equity Securities valued at $66,304,976)	$ 61,000,576	$ 61,000,000
J.P. Morgan Securities, Inc. at 0.27%, dated 5/31/12 due 6/1/12 (Collateralized by U.S. Government Obligations valued at $598,741,207, 3% - 7%, 12/1/14 - 6/1/42)	587,004,403	587,000,000
TOTAL OTHER REPURCHASE AGREEMENT		648,000,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $42,063,833,854)		42,063,833,854
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(219,367,061)
NET ASSETS - 100%		$ 41,844,466,793
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security or a portion of the security was pledged to cover open reverse repurchase agreements. At the period end, the value of securities pledged amounted to $134,999,595. The principal amount of the outstanding reverse repurchase agreement is $134,997,000.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,065,322,000 due 6/01/12 at 0.18%
Barclays Capital, Inc.	$ 1,526,752,674
Credit Suisse Securities (USA) LLC	879,182,472
Mizuho Securities USA, Inc.	659,386,854
$ 3,065,322,000
$7,428,498,000 due 6/01/12 at 0.18%
Barclays Capital, Inc.	$ 1,224,584,925
Citibank NA	699,762,814
Credit Suisse Securities (USA) LLC	3,498,814,072
Mizuho Securities USA, Inc.	1,049,644,222
RBS Securities, Inc.	360,893,575
Societe Generale	349,881,407
Wells Fargo Securities LLC	244,916,985
$ 7,428,498,000
$24,290,000 due 6/01/12 at 0.19%
Barclays Capital, Inc.	$ 6,776,194
Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,774,561
UBS Securities LLC	12,739,245
$ 24,290,000
$462,518,000 due 6/01/12 at 0.21%
Barclays Capital, Inc.	$ 165,185,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.	77,086,333
UBS Securities LLC	220,246,667
$ 462,518,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2012
Assets
Investment in securities, at value (including repurchase agreements of $19,579,628,000) - See accompanying schedule: Unaffiliated issuers (cost $42,063,833,854)		$ 42,063,833,854
Cash		263
Interest receivable		10,264,213
Other receivables		123,712
Total assets		42,074,222,042

Liabilities
Payable for investments purchased	$ 88,708,861
Distributions payable	5,652,583
Payable for reverse repurchase agreement	134,997,112
Other payables and accrued expenses	396,693
Total liabilities		229,755,249

Net Assets		$ 41,844,466,793
Net Assets consist of:
Paid in capital		$ 41,844,979,203
Distributions in excess of net investment income		(61,279)
Accumulated undistributed net realized gain (loss) on investments		(451,131)
Net Assets, for 41,837,325,157 shares outstanding		$ 41,844,466,793
Net Asset Value, offering price and redemption price per share ($41,844,466,793 ÷ 41,837,325,157 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended May 31, 2012
Investment Income
Interest (including $118,581 from affiliated interfund lending)		$ 43,718,215

Expenses
Custodian fees and expenses	$ 192,025
Independent trustees' compensation	117,480
Interest	2,243
Total expenses before reductions	311,748
Expense reductions	(224,730)	87,018
Net investment income (loss)		43,631,197
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		20,015
Net increase in net assets resulting from operations		$ 43,651,212

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended May 31, 2012	Year ended May 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 43,631,197	$ 59,945,197
Net realized gain (loss)	20,015	35,693
Net increase in net assets resulting from operations	43,651,212	59,980,890
Distributions to shareholders from net investment income	(43,631,200)	(59,946,178)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	267,824,409,008	232,843,644,862
Reinvestment of distributions	26,348	-
Cost of shares redeemed	(258,965,687,229)	(224,743,775,054)
Net increase (decrease) in net assets and shares resulting from share transactions	8,858,748,127	8,099,869,808
Total increase (decrease) in net assets	8,858,768,139	8,099,904,520

Net Assets
Beginning of period	32,985,698,654	24,885,794,134
End of period (including distributions in excess of net investment income of $61,279 and distributions in excess of net investment income of $61,276, respectively)	$ 41,844,466,793	$ 32,985,698,654

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.002	.003	.014	.043
Distributions from net investment income	(.001)	(.002)	(.003)	(.014)	(.043)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.13%	.21%	.26%	1.41%	4.34%
Ratios to Average Net Assets C
Expenses before reductions B	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any B	-%	-%	-%	-%	-%
Expenses net of all reductions B	-%	-%	-%	-%	-%
Net investment income (loss)	.13%	.20%	.25%	1.54%	4.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,844,467	$ 32,985,699	$ 24,885,794	$ 18,894,544	$ 32,412,258

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Amount represents less than .01%.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2012

1. Organization.

Fidelity Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of May 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax Cost	$ 42,063,833,854

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 62,109
Capital loss carryforward	$ (451,131)
Net unrealized appreciation (depreciation)	$ -

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2018	$ (451,131)

The tax character of distributions paid was as follows:

	May 31, 2012	May 31, 2011
Ordinary Income	$ 43,631,200	$ 59,946,178

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

3. Operating Policies - continued

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $235,389,545. The weighted average interest rate was .01% on such amounts. Information regarding reverse repurchase agreements open at period end is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Lender	$ 13,487,569.36%

Annual Report

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $117,480.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $107,250.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Cash Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 11, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Robert P. Brown (48)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds and Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present). Mr. Brown also serves as President, Money Market Group of FMR (2010-present), Managing Director of Research, Director of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (39)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Elizabeth Paige Baumann (43)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 30.29% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $21,201,141.16 of distributions paid during the period January 1, 2012 to May 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of Fidelity Cash Central Fund's shareholders was held on April 18, 2012. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To modify the fund's fundamental concentration policy.
	# of Votes	% of Votes
Affirmative	34,386,236,888.00	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	34,386,236,888.00	100.000

Annual Report

Item 2. Code of Ethics

As of the end of the period, May 31, 2012, Fidelity Revere Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Tax-Free Cash Central Fund (the "Fund"):

Services Billed by Deloitte Entities

May 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Free Cash Central Fund	$25,000	$-	$4,600	$300

May 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Free Cash Central Fund	$27,000	$-	$4,600	$100

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Cash Central Fund, Fidelity Municipal Cash Central Fund, and Fidelity Securities Lending Cash Central Fund (the "Funds"):

Services Billed by PwC

May 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Cash Central Fund	$38,000	$-	$2,000	$-
Fidelity Municipal Cash Central Fund	$32,000	$-	$2,000	$-
Fidelity Securities Lending Cash Central Fund	$38,000	$-	$2,000	$-

May 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Cash Central Fund	$41,000	$-	$2,000	$200
Fidelity Municipal Cash Central Fund	$35,000	$-	$2,000	$200
Fidelity Securities Lending Cash Central Fund	$41,000	$-	$2,000	$200

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	May 31, 2012A	May 31, 2011A
Audit-Related Fees	$405,000	$845,000
Tax Fees	$-	$-
All Other Fees	$890,000	$730,000

A Amounts may reflect rounding.

Services Billed by PwC

	May 31, 2012A	May 31, 2011A
Audit-Related Fees	$3,795,000	$1,960,000
Tax Fees	$-	$-
All Other Fees	$-	$365,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	May 31, 2012 A	May 31, 2011 A
PwC	$5,060,000	$4,135,000
Deloitte Entities	$1,405,000	$1,665,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 26, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 26, 2012